UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Adam W. Smith

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414)-765-6115

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-866-762-7338.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-866-762-7338. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all PMC Funds you hold.

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2019 as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2019 was marked by volatility in the equity markets and generally declining bond yields. The economic backdrop has begun to slow, with real GDP for the first quarter 2019 estimated to come in at about 2%, well below the levels of earlier in 2018. Many factors have conspired to create a more tenuous economic landscape, including the Trump administration’s trade policies, ongoing disfunction in Washington, DC, and uncertainty regarding Brexit. During this period, equity markets suffered a deep dive and a sharp rebound that ended up generating negative returns. In addition, fixed income markets continue to anticipate a slowing economy, as yields have declined from their highs of the past six months. The employment situation, while strong for most of the period, showed signs of weakening in February, with the February employment report showing a worse-than-expected gain of only 20,000 jobs during the month. The average monthly gain over the six months was 189,000, in line with economists’ expectations. In addition, the unemployment rate declined to 3.8%, near its cycle low.

The overall U.S. economy continued to generate robust results over the past six months, as real gross domestic product (GDP) remained elevated during the latter half of 2018. Real GDP grew at an annualized rate of 2.6% in the fourth quarter of 2018, which followed the previous two quarters’ growth of 3.4% and 4.2%, respectively. Housing has slowed in recent months, largely due to the rise in mortgage rates through November. Inflation has remained in check despite sustained economic growth, and is not a significant concern to policymakers at this time.

Economic conditions outside of the U.S. have improved, but some analysts believe global growth has peaked for this cycle. In Europe, growth has exhibited a slowing trajectory, and concerns about the Brexit outcome have created somewhat of a chilling effect. The deceleration prompted the European Central Bank to announce a fresh round of stimulus. China’s 2018 GDP growth rate of 6.6% disappointed economists, who estimate that the country’s growth will further slow in both 2019 and 2020. China’s policymakers are also implementing modest stimulus measures to shore up flagging domestic demand. In Japan, wage growth has improved, but further gains will be dependent on a pickup in economic activity. Unfortunately, GDP growth has been sluggish, rising at only a 1% annualized rate in the latest quarter.

From the standpoint of domestic monetary policy, the U.S. Federal Open Market Committee (FOMC) continued its interest rate normalization policy, raising the federal funds target rate range to 2.25%-2.50% at its December 2018 meeting, the fourth increase of the year. The FOMC seems to have pushed the pause button in order to get a better sense of how the economic data is shaking out. Any modest sign of a reacceleration would likely result in a resumption of the rate increase regimen, while indications of further slowing may prompt the FOMC to lower rates.

Yields on fixed income securities followed a roller-coaster path over the past six months, with yields at first rising on investor concerns about FOMC plans to implement several rate hikes. As the equity market declined over the same concerns, bond yields also then declined as the FOMC attempted to communicate that it would not be as aggressive as was being perceived. The 10-year U.S. Treasury yield traded as high as 3.24%, and as low as 2.55%. The yield on the benchmark security ended February 28, 2019 at 2.71%.

On balance, equity market performance was very volatile and negative over the past six months, with prices declining almost 20% from their highs in the fourth quarter of 2018 before rebounding sharply so far in 2019. Investors remain optimistic about a potential trade deal with China, but the effects of the tax reform bill passed in late 2017 are now past their peak. Because the benefits of stimulus have faded, growth has slowed somewhat, and some analysts believe the FOMC’s next move may be to lower, rather than raise, interest rates. With this environment as a backdrop, the MSCI World Index Net Return (global all-capitalization) posted a total return of

-3.34% for the six months ended February 28, 2019. In the fixed income asset class, bond prices benefited from a flight-to-quality as equity investors became nervous, as well as signs that the FOMC would refrain from raising rates for the time being. As such, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based index of fixed-income securities, delivered a positive total return of 1.99% over the six months ended February 28, 2019.

Total Returns as of February 28, 2019*

*Periods of Less than 1-Year Are Unannualized

Fund	Three Months	Six Months	One Year	Five Year	Since Inception	Inception Date	Gross Expense Ratio
PMC Diversified Equity Fund	1.88%	-5.22%	-2.44%	5.11%	9.29%	8-26-09	1.00%
MSCI World Index Net Return	2.58%	-3.34%	0.43%	6.53%	9.27%

PMC Core Fixed Income Fund	2.99%	1.81%	2.24%	1.72%	4.33%	9-28-07	1.31%
Bloomberg Barclays U.S. Aggregate Bond Index	2.86%	1.99%	3.17%	2.32%	3.86%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at www.investpmc.com or by calling 866-762-7338. Performance results reflect contractual expense subsidies and waivers in effect until December 29, 2019; without these waivers, returns would have been less favorable.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is managed internally by Envestnet’s Quantitative Research Group (“QRG”). QRG employs its Factor-Enhanced strategies in four different asset class portfolios within the Fund: U.S. Large Cap, U.S. Small Cap, International Developed Markets American Depositary Receipts (ADR), and Emerging Markets ADR. In the six months ended February 28, 2019, the Fund generated a return of -5.22%, lagging the performance of the benchmark MSCI World Index Net Return, which posted a return of -3.34%.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund was launched on September 28, 2007, and provides broad exposure to the U.S. fixed income market. The Fund’s investment objective is to provide current income consistent with low volatility of principal, and is sub-advised by two institutional investment managers: Neuberger Berman Investment Advisers LLC and Schroder Investment Management North America, Inc. In the six months ended February 28, 2019, the Fund generated a return of 1.81%, trailing the performance of the Bloomberg Barclays U.S. Aggregate Bond Index return of 1.99%. We believe that the sub-advisers’ portfolios remain well-positioned as the environment of interest rate normalization continues.

Remarks

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet | PMC

Envestnet Asset Management

The views in this report were those of the Funds’ investment adviser and the PMC Core Fixed Income Fund’s sub-advisers, as applicable, as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk, which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus (https://www.investpmc.com/sites/default/files/documents/The-PMC-Funds-Statutory-Prospectus-12.28.18.pdf) for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, and together the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/18–2/28/19).

Actual	Expenses

The first lines of the following table provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Expenses Paid During Period 9/1/18–2/28/19*
PMC Core Fixed Income Fund
Actual	$1,000.00	$1,018.10	$5.00
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

PMC Diversified Equity Fund
Actual	1,000.00	947.80	4.73
Hypothetical (5% return before expenses)	1,000.00	1,019.93	4.91
*	Expenses are equal to the annualized expense ratio of 1.00% and 0.98% for the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2019 is shown below.

Allocation of Portfolio Holdings

% of Net assets

^	Excludes securities lending collateral.
*	Valued at the net unrealized appreciation (depreciation).

Average Annual Returns as of February 28, 2019

	PMC Core Fixed Income Fund	Bloomberg Barclays U.S. Aggregate Bond Index
One Year	2.24%	3.17%
Five Year	1.72%	2.32%
Ten Year	4.21%	3.71%
Since Inception (9/28/07)	4.33%	3.86%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 28, 2009. The graph does not reflect any future performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2019 is shown below.

^	Excludes securities lending collateral.

Average Annual Returns as of February 28, 2019

	PMC Diversified Equity Fund	MSCI World Index Net Return
One Year	-2.44%	0.43%
Five Year	5.11%	6.53%
Since Inception (8/26/09)	9.29%	9.27%

On May 25, 2018, the Adviser assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance. On May 25, 2018, the Adviser assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Value
Asset Backed Securities—7.76%
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023(b)	$560,000	$572,191
American Express Credit Account Master Trust
2019-1, 2.870%, 10/15/2024	780,000	782,575
Ameriquest Mortgage Securities, Inc.
2003-10, 3.250% (1 Month LIBOR USD + 0.760%), 12/25/2033(c)	92,080	91,322
Asset Backed Funding Certificates
2004-OPT3, 3.270% (1 Month LIBOR USD + 0.780%), 11/25/2033(c)	326,299	322,200
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042(b)	810,833	805,080
Carlyle Global Market Strategies
2017-1A, 4.061% (3 Month LIBOR USD + 1.300%), 04/20/2031(b)(c)	1,375,000	1,373,604
Cedar Funding VI CLO Ltd.
2016-6A, 3.851% (3 Month LIBOR USD + 1.090%), 10/20/2028(b)(c)	1,480,000	1,476,569
Centex Home Equity Loan Trust
2005-D M3, 2.970% (1 Month LIBOR USD + 0.480%), 10/25/2035(c)	435,000	436,493
2005-D M4, 3.100% (1 Month LIBOR USD + 0.610%), 10/25/2035(c)	390,000	381,486
Chase Issuance Trust
2016-2A, 1.370%, 06/15/2021	1,450,000	1,444,710
2012-4A, 1.580%, 08/15/2021	1,790,000	1,781,504
Citibank Credit Card Issuance Trust
2018-A1, 2.490%, 01/20/2023	1,790,000	1,781,847
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 2.770% (1 Month LIBOR USD + 0.280%), 11/25/2036(c)	227,000	225,196
CWABS, Inc.
2004-5, 2.990% (1 Month LIBOR USD + 0.500%), 10/25/2034(c)	362,280	357,492
Dewolf Park Clo Ltd.
2017-1A, 3.997% (3 Month LIBOR USD + 1.210%), 10/15/2030(b)(c)	1,700,000	1,696,816
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040(b)	285,805	283,689
EquiFirst Mortgage Loan Trust
2003-2, 3.606% (1 Month LIBOR USD + 1.125%), 09/25/2033(c)	292,538	291,353
GM Financial Automobile Leasing Trust
2019-1, 2.910%, 04/20/2021	710,000	710,473
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 3.911% (3 Month LIBOR USD + 1.150%), 11/28/2030(b)(c)	1,525,000	1,517,563
Home Equity Mortgage Trust
2004-5, 4.090% (1 Month LIBOR USD + 1.600%), 02/25/2035(c)	27,982	28,012
Hyundai Auto Lease Securitization Trust
2019-A, 2.920%, 07/15/2021(b)	980,000	980,057
JP Morgan Mortgage Acquisition Trust
2007-CH1, 2.770% (1 Month LIBOR USD + 0.280%), 11/25/2036(c)	310,000	308,520
Madison Park Funding XVIII Ltd.
2015-18, 3.951% (3 Month LIBOR USD + 1.190%), 10/21/2030(b)(c)	2,000,000	1,992,630
Madison Park Funding XXVI Ltd.
2017-26, 3.952% (3 Month LIBOR USD + 1.200%), 07/29/2030(b)(c)	1,355,000	1,351,220
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 3.690% (1 Month LIBOR USD + 1.200%), 05/25/2033(c)	148,148	147,295
Navient Student Loan Trust
2017-3A, 2.790% (1 Month LIBOR USD + 0.300%), 07/26/2066(b)(c)	132,102	132,112
2018-3A, 2.760% (1 Month LIBOR USD + 0.270%), 03/25/2067(b)(c)	189,453	189,360
Octagon Investment Partners 30 Ltd.
2017-1A, 4.081% (3 Month LIBOR USD + 1.320%), 03/17/2030(b)(c)	550,000	549,656

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
OneMain Financial Issuance Trust
2015-1A, 3.190%, 03/18/2026(b)	$26,169	$26,211
Permanent Master Issuer PLC
2018-1A, 3.167% (3 Month LIBOR USD + 0.380%), 07/15/2058(b)(c)	250,000	249,273
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.750% (1 Month LIBOR USD + 0.260%), 04/25/2035(c)	163,168	162,987
RAMP Trust
2005-RZ2, 3.050% (1 Month LIBOR USD + 0.560%), 05/25/2035(c)	295,465	295,969
RASC Trust
2005-EMX2, 3.140% (1 Month LIBOR USD + 0.650%), 07/25/2035(c)	177,357	178,742
2005-KS12, 2.950% (1 Month LIBOR USD + 0.460%), 01/25/2036(c)	390,000	386,567
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024(b)	36,056	36,066
Structured Asset Investment Loan Trust
2004-8, 3.040% (1 Month LIBOR USD + 0.550%), 09/25/2034(c)	216,516	212,520
Structured Asset Securities Corp.
2005-NC1, 3.010% (1 Month LIBOR USD + 0.520%), 02/25/2035(c)	440,000	441,067
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 2.920% (1 Month LIBOR USD + 0.430%), 05/25/2035(c)	26,508	26,584
2006-AM1, 2.650% (1 Month LIBOR USD + 0.160%), 04/25/2036(c)	33,838	33,818
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039(b)	101,292	100,949
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042(b)	150,276	149,731
2017-2A, 3.520%, 06/20/2042(b)	499,195	491,329
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055(b)(d)	64,529	64,564
2016-2, 2.750%, 08/25/2055(b)(d)	61,911	60,869
2016-3, 2.250%, 04/25/2056(b)(d)	52,765	51,862
2017-5, 3.090% (1 Month LIBOR USD + 0.600%), 02/25/2057(b)(c)	1,105,290	1,101,882
2017-2, 2.750%, 04/25/2057(b)(d)	337,846	331,430
2017-4, 2.750%, 06/25/2057(b)(d)	359,971	353,239
2017-3, 2.750%, 07/25/2057(b)(d)	690,849	677,372
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021(b)	355,249	353,965
Voya CLO Ltd.
2014-2R, 4.023% (3 Month LIBOR USD + 1.250%), 04/17/2030(b)(c)	1,380,000	1,375,243
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2004-1, 2.790% (1 Month LIBOR USD + 0.300%), 04/25/2034(c)	218,712	214,697
Wind River CLO Ltd.
2017-2A, 3.991% (3 Month LIBOR USD + 1.230%), 07/20/2030(b)(c)	1,440,000	1,435,830

Total Asset Backed Securities (Cost $30,729,632)		30,823,791

Corporate Bonds—19.47%
Accommodation—0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027(b)	117,000	112,064

Administrative and Support Services—0.06%
Scientific Games International, Inc.
5.000%, 10/15/2025(b)	245,000	237,956

Beverage and Tobacco Product Manufacturing—1.56%
Altria Group, Inc.
4.400%, 02/14/2026	483,000	487,951
4.800%, 02/14/2029	1,444,000	1,444,478

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	$1,006,000	$1,038,620
4.700%, 02/01/2036(b)	300,000	290,042
4.600%, 04/15/2048	420,000	387,455
4.750%, 04/15/2058	880,000	802,055
5.800%, 01/23/2059	1,645,000	1,761,737

		6,212,338

Broadcasting (except Internet)—1.03%
Comcast Corp.
3.700%, 04/15/2024	595,000	609,156
3.950%, 10/15/2025	838,000	864,140
4.000%, 08/15/2047	635,000	590,110
4.950%, 10/15/2058	785,000	827,712
Discovery Communications LLC
2.950%, 03/20/2023	1,220,000	1,182,860

		4,073,978

Chemical Manufacturing—1.01%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	44,842
4.700%, 05/14/2045	580,000	532,153
Bayer US Finance II LLC
3.875%, 12/15/2023(b)	1,840,000	1,836,774
Church & Dwight Co., Inc.
2.450%, 08/01/2022	500,000	488,060
DowDuPont, Inc.
3.766%, 11/15/2020	1,110,000	1,123,723

		4,025,552

Clothing and Clothing Accessories Stores—0.11%
L Brands, Inc.
5.250%, 02/01/2028	315,000	272,869
6.875%, 11/01/2035	200,000	173,500

		446,369

Computer and Electronic Product Manufacturing—1.05%
Apple, Inc.
3.000%, 06/20/2027	1,200,000	1,167,825
4.650%, 02/23/2046	520,000	561,295
Dell International LLC
5.450%, 06/15/2023(b)	1,085,000	1,141,400
6.020%, 06/15/2026(b)	570,000	605,294
Microchip Technology, Inc.
4.333%, 06/01/2023(b)	690,000	685,914

		4,161,728

Credit Intermediation and Related Activities—3.09%
Bank of America Corp.
2.738% to 01/23/2021, then 3 Month LIBOR USD + 0.370%, 01/23/2022(a)	755,000	749,415
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028(a)	1,340,000	1,323,522
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029(a)(f)	630,000	632,356
Capital One Financial Corp.
2.500%, 05/12/2020	245,000	243,440

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Citigroup, Inc.
2.700%, 03/30/2021	$775,000	$771,336
4.050%, 07/30/2022	65,000	66,327
3.200%, 10/21/2026	1,095,000	1,049,521
4.300%, 11/20/2026	890,000	892,483
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028(a)	260,000	259,265
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028(a)	315,000	305,731
Fifth Third Bancorp
3.650%, 01/25/2024	703,000	712,116
General Motors Financial Co., Inc.
3.700%, 11/24/2020	525,000	527,587
3.200%, 07/06/2021	150,000	148,540
5.100%, 01/17/2024	670,000	685,513
5.750% to 09/30/2027, then 3 Month LIBOR USD + 3.598%(a)(h)	291,000	255,287
HSBC Bank USA, NA
4.875%, 08/24/2020	480,000	492,664
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,233,919
4.005% to 04/23/2028, then 3 Month LIBOR USD + 1.120%, 04/23/2029(a)	860,000	869,983
3.882% to 07/24/2037, then 3 Month LIBOR USD + 1.360%, 07/24/2038(a)	440,000	418,086
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	641,120

		12,278,211

Data Processing, Hosting and Related Services—0.41%
Hewlett Packard Enterprise Co.
2.100%, 10/04/2019(b)	1,075,000	1,068,962
3.600%, 10/15/2020	565,000	568,304

		1,637,266

Food and Beverage Stores—0.40%
Kroger Co.
2.800%, 08/01/2022	1,000,000	982,116
5.400%, 01/15/2049	615,000	608,324

		1,590,440

Funds, Trusts, and Other Financial Vehicles—0.02%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	65,650

General Merchandise Stores—0.00%
JC Penney Corp., Inc.
5.650%, 06/01/2020	1,000	885

Health and Personal Care Stores—0.51%
CVS Health Corp.
4.300%, 03/25/2028	585,000	585,882
5.050%, 03/25/2048	1,440,000	1,426,033

		2,011,915

Hospitals—0.41%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	495,000	504,938
Encompass Health Corp.
5.750%, 09/15/2025	420,000	426,300

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
HCA, Inc.
5.250%, 06/15/2026	$660,000	$697,080

		1,628,318

Insurance Carriers and Related Activities—1.03%
American International Group, Inc.
3.300%, 03/01/2021	674,000	675,230
3.900%, 04/01/2026(f)	646,000	634,282
AXA Equitable Holdings, Inc.
4.350%, 04/20/2028	1,494,000	1,475,046
5.000%, 04/20/2048	545,000	510,307
Prudential Financial, Inc.
4.500% to 09/15/2027, then 3 Month LIBOR USD + 2.380%, 09/15/2047(a)(f)	848,000	786,177

		4,081,042

Machinery Manufacturing—0.56%
General Electric Co.
3.100%, 01/09/2023	317,000	310,442
5.000% to 01/21/2021, then 3 Month LIBOR USD + 3.330%(a)(f)(h)	2,009,000	1,896,446

		2,206,888

Merchant Wholesalers, Durable Goods—0.15%
Wabtec Corp.
4.150%, 03/15/2024	590,000	589,898

Merchant Wholesalers, Nondurable Goods—0.07%
Cardinal Health, Inc.
3.079%, 06/15/2024	305,000	293,566

Miscellaneous Manufacturing—0.14%
Boston Scientific Corp.
3.450%, 03/01/2024(f)	567,000	568,431

Oil and Gas Extraction—0.50%
Concho Resources, Inc.
4.875%, 10/01/2047	445,000	447,482
Enterprise Products Operating LLC
5.375% to 02/15/2028, then 3 Month LIBOR USD + 2.570%, 02/15/2078(a)	761,000	667,264
Noble Energy, Inc.
4.150%, 12/15/2021	843,000	858,179

		1,972,925

Petroleum and Coal Products Manufacturing—0.39%
Marathon Oil Corp.
4.400%, 07/15/2027	1,520,000	1,534,777

Pipeline Transportation—1.20%
Energy Transfer Operating LP
4.150%, 10/01/2020	250,000	252,953
3.600%, 02/01/2023	600,000	598,114
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155%(a)(h)	785,000	715,508
5.800%, 06/15/2038	665,000	680,039
6.250%, 04/15/2049	675,000	726,905
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	45,000	46,754
4.150%, 02/01/2024	755,000	772,172

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
MPLX LP
4.700%, 04/15/2048	$945,000	$867,907
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	93,143

		4,753,495

Real Estate—0.42%
American Tower Corp.
2.800%, 06/01/2020	670,000	667,550
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,023,816

		1,691,366

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—3.02%
BAT Capital Corp.
2.764%, 08/15/2022	790,000	770,029
3.222%, 08/15/2024	615,000	591,759
4.540%, 08/15/2047(f)	1,210,000	978,613
Goldman Sachs Group, Inc.
2.600%, 04/23/2020	285,000	283,740
2.875%, 02/25/2021	50,000	49,815
3.850%, 01/26/2027	1,375,000	1,351,143
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028(a)	590,000	572,150
3.814% to 04/23/2028, then 3 Month LIBOR USD + 1.158%, 04/23/2029(a)	1,165,000	1,133,527
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038(a)	470,000	434,954
5.150%, 05/22/2045	255,000	257,076
Morgan Stanley
2.750%, 05/19/2022(f)	1,000,000	986,766
3.750%, 02/25/2023	1,380,000	1,401,412
3.950%, 04/23/2027	935,000	914,709
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028(a)	995,000	967,440
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029(a)	875,000	861,965
5.450% to 07/15/2019, then 3 Month LIBOR USD + 3.610%(a)(h)	320,000	320,800
S&P Global, Inc.
3.300%, 08/14/2020	131,000	131,487

		12,007,385

Support Activities for Mining—0.04%
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	157,688

Telecommunications—1.41%
AT&T, Inc.
3.400%, 05/15/2025	345,000	336,777
5.450%, 03/01/2047(f)	980,000	997,488
4.500%, 03/09/2048	545,000	485,233
Charter Communications Operating LLC
5.050%, 03/30/2029	1,455,000	1,489,002
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	801,055
3.800%, 02/15/2028	700,000	677,093
Verizon Communications, Inc.
3.784% (3 Month LIBOR USD + 1.100%), 05/15/2025(a)	825,000	823,022

		5,609,670

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Transportation Equipment Manufacturing—0.57%
General Motors Co.
3.539% (3 Month LIBOR USD + 0.800%), 08/07/2020(a)	$1,100,000	$1,094,482
5.000%, 10/01/2028	710,000	696,374
United Technologies Corp.
3.950%, 08/16/2025	480,000	490,066

		2,280,922

Utilities—0.28%
Kinder Morgan, Inc.
5.550%, 06/01/2045	685,000	719,832
Southern Co.
2.950%, 07/01/2023	388,000	381,315

		1,101,147

Total Corporate Bonds (Cost $78,200,058)		77,331,870

Foreign Corporate Bonds—7.79%
Computer and Electronic Product Manufacturing—0.21%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025(f)	825,000	817,758

Credit Intermediation and Related Activities—4.75%
Banco Santander SA
3.800%, 02/23/2028	585,000	549,941
Banque Federative du Credit Mutuel SA
2.700%, 07/20/2022(b)	1,770,000	1,735,189
Barclays Bank PLC
10.180%, 06/12/2021(a)(b)	1,950,000	2,202,312
Barclays PLC
4.063% (3 Month LIBOR USD + 1.380%), 05/16/2024	895,000	867,094
4.375%, 01/12/2026	360,000	357,922
Beijing State-Owned Assets Management Hong Kong Co. Ltd.
4.125%, 05/26/2025	596,000	589,572
BPCE SA
2.750%, 01/11/2023(b)	1,365,000	1,328,926
Credit Agricole SA/London
3.799% (3 Month LIBOR USD + 1.020%), 04/24/2023(a)(b)	745,000	736,912
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023(a)(b)	1,145,000	1,109,074
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029(a)(b)	250,000	239,982
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	753,831
3.683% (3 Month LIBOR USD + 1.000%), 05/18/2024(a)	400,000	396,535
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746%(a)(h)	925,000	902,083
Lloyds Banking Group PLC
3.100%, 07/06/2021	405,000	403,572
Nationwide Building Society
4.302% to 03/08/2028, then 3 Month LIBOR USD + 1.452%, 03/08/2029(a)(b)(f)	340,000	332,097
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	835,000	881,927
3.875%, 09/12/2023	835,000	828,699
4.800%, 04/05/2026	690,000	700,523
5.076% to 01/27/2029, then 3 Month LIBOR USD + 1.905%, 01/27/2030(a)(f)	310,000	319,076

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019(b)	$495,000	$491,588
Telefonica Emisiones SA
5.520%, 03/01/2049	685,000	686,472
UBS Group Funding Switzerland AG
2.859% to 08/15/2022, then 3 Month LIBOR USD + 0.954%, 08/15/2023(a)(b)	500,000	489,372
4.125%, 09/24/2025(b)	1,100,000	1,120,302
Westpac Banking Corp.
5.000% to 09/21/2027, then 5 Year Mid Swap Rate USD + 2.888%(a)(f)(h)	940,000	829,733

		18,852,734

Food Manufacturing—0.17%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047(b)	730,000	675,688

Funds, Trusts, and Other Financial Vehicles—0.22%
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	861,007

Management of Companies and Enterprises—0.31%
Bank of Ireland Group PLC
4.500%, 11/25/2023(b)	1,245,000	1,241,421

Merchant Wholesalers, Durable Goods—0.05%
Johnson Controls International PLC
3.900%, 02/14/2026	215,000	211,859

Merchant Wholesalers, Nondurable Goods—0.30%
Allergan Funding SCS
3.450%, 03/15/2022	1,211,000	1,206,625

Mining (except Oil and Gas)—0.15%
Corp Nacional del Cobre de Chile
4.500%, 09/16/2025(b)	568,000	599,130

Miscellaneous Manufacturing—0.56%
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,875,000	1,833,853
3.200%, 09/23/2026	405,000	381,295

		2,215,148

Oil and Gas Extraction—0.54%
Cenovus Energy, Inc.
4.250%, 04/15/2027	321,000	306,159
Petroleos Mexicanos
6.500%, 03/13/2027	1,919,000	1,857,592

		2,163,751

Rental and Leasing Services—0.05%
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	202,000

Telecommunications—0.48%
Vodafone Group PLC
3.750%, 01/16/2024	835,000	832,913
3.769% (3 Month LIBOR USD + 0.990%), 01/16/2024(a)	1,095,000	1,084,417

		1,917,330

Total Foreign Corporate Bonds (Cost $31,489,590)		30,964,451

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Foreign Government Agency Issues—0.50%
Japan Bank for International Cooperation
3.500%, 10/31/2028	$940,000	$963,718
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/2022	1,050,000	1,041,841

Total Foreign Government Agency Issues (Cost $1,975,520)		2,005,559

Foreign Government Notes/Bonds—4.38%
Argentine Republic Government International Bond
4.625%, 01/11/2023	463,000	394,307
6.875%, 01/26/2027	435,000	362,409
Bolivian Government International Bond
4.500%, 03/20/2028(b)	815,000	745,725
Brazilian Government International Bond
2.625%, 01/05/2023	560,000	539,006
5.625%, 02/21/2047	220,000	216,620
Colombia Government International Bond
4.000%, 02/26/2024	390,000	394,976
3.875%, 04/25/2027	150,000	148,014
Costa Rica Government International Bond
7.158%, 03/12/2045	795,000	762,206
Dominican Republic International Bond
5.875%, 04/18/2024(b)	505,000	527,134
6.875%, 01/29/2026(b)	410,000	445,363
Guatemala Government Bond
4.375%, 06/05/2027(b)	600,000	573,000
Hungary Government International Bond
7.625%, 03/29/2041(f)	550,000	803,832
Indonesia Government International Bond
3.700%, 01/08/2022(b)	830,000	834,060
4.350%, 01/08/2027(b)	150,000	151,793
Kazakhstan Government International Bond
5.125%, 07/21/2025(b)	290,000	313,548
Mexico Government International Bond
4.150%, 03/28/2027(f)	200,000	198,300
4.350%, 01/15/2047	625,000	563,281
Morocco Government International Bond
4.250%, 12/11/2022(b)	475,000	482,801
5.500%, 12/11/2042(b)	150,000	158,400
Namibia International Bonds
5.250%, 10/29/2025(b)	585,000	560,374
Oman Government International Bond
3.875%, 03/08/2022(b)	290,000	281,726
5.375%, 03/08/2027(b)	150,000	140,759
6.500%, 03/08/2047(b)	150,000	133,166
Panama Government International Bond
4.500%, 05/15/2047	150,000	152,813
Paraguay Government International Bond
4.700%, 03/27/2027(b)	590,000	607,476
Peruvian Government International Bond
8.750%, 11/21/2033	400,000	608,000
Qatar Government International Bond
3.250%, 06/02/2026(b)	450,000	443,978
4.625%, 06/02/2046(b)	150,000	154,785

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Republic of South Africa Government International Bond
4.875%, 04/14/2026	$490,000	$485,687
4.850%, 09/27/2027	219,000	213,417
4.300%, 10/12/2028	150,000	139,775
5.000%, 10/12/2046	150,000	133,939
Romanian Government International Bond
6.125%, 01/22/2044(b)	555,000	628,044
Saudi Government International Bond
3.250%, 10/26/2026(b)	150,000	144,803
4.500%, 10/26/2046(b)	150,000	144,544
Serbia International Bond
4.875%, 02/25/2020(b)	705,000	712,237
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026(b)	830,000	804,063
Turkey Government International Bond
5.750%, 03/22/2024	594,000	584,046
6.125%, 10/24/2028	400,000	380,826
Ukraine Government International Bond
7.750%, 09/01/2023(b)	314,000	302,169
Uruguay Government International Bond
4.375%, 10/27/2027	490,000	505,986
5.100%, 06/18/2050	490,000	505,068

Total Foreign Government Notes/Bonds (Cost $17,613,685)		17,382,456

Non-Agency Mortgage Backed Securities—6.88%
BX Commercial Mortgage Trust
2018-IND, 3.389% (1 Month LIBOR USD + 0.900%), 11/15/2035(b)(c)	1,132,177	1,132,016
2018-IND, 3.589% (1 Month LIBOR USD + 1.100%), 11/15/2035(b)(c)	700,872	700,787
CGMS Commercial Mortgage Trust
2017-B1, 3.458%, 08/15/2050	370,000	369,435
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046(d)	455,000	455,470
2013-GC17, 5.095%, 11/10/2046(d)	145,000	153,424
2014-GC25, 1.004%, 10/10/2047(d)(e)	1,523,149	71,328
2015-GC27, 1.377%, 02/10/2048(d)(e)	1,159,655	73,105
2016-GC36, 3.616%, 02/10/2049	200,000	203,417
2017-C4 A-1, 2.121%, 10/12/2050	313,602	309,545
2017-C4 A-4, 3.471%, 10/12/2050	480,000	480,105
2018-C6, 3.300%, 11/10/2051	532,174	538,525
Cold Storage Trust
2017-ICE3, 4.589% (1 Month LIBOR USD + 2.100%), 04/15/2036(b)(c)	575,000	576,900
COMM Mortgage Trust
2013-LC6, 0.333%, 01/10/2046(b)(d)(e)	2,000,000	26,137
2013-CR6, 0.544%, 03/10/2046(d)(e)	1,500,000	29,874
2014-UBS2, 3.472%, 03/10/2047	764,993	775,128
2014-CR16, 1.092%, 04/10/2047(d)(e)	1,548,059	57,469
2014-LC15, 1.237%, 04/10/2047(d)(e)	1,878,050	71,277
2014-CR17, 1.046%, 05/10/2047(d)(e)	1,303,712	50,644
2014-UBS3, 1.259%, 06/10/2047(d)(e)	1,111,661	45,766
2014-UBS6, 0.943%, 12/10/2047(d)(e)	1,808,532	70,657
2014-CCRE21, 3.987%, 12/10/2047	220,000	224,231
2015-LC21, 3.708%, 07/10/2048	100,000	102,280
2015-CCRE25, 3.759%, 08/10/2048	340,000	348,274
2017-COR2, 2.111%, 09/10/2050	207,983	205,084

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
CSAIL Commercial Mortgage Trust
2015-C3, 4.105%, 08/15/2048(d)	$350,000	$352,512
2016-C7, 3.502%, 11/15/2049	275,000	275,723
2019-C15, 4.053%, 03/15/2052	215,000	221,450
2015-C2, 0.792%, 06/15/2057(d)(e)	1,647,339	61,884
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047(b)(d)	1,841,933	1,843,817
FREMF Mortgage Trust
2015-K718, 3.539%, 02/25/2048(b)(d)	580,000	585,406
GS Mortgage Securities Corp. II
2018-CHLL D, 4.139% (1 Month LIBOR USD + 1.650%), 02/15/2037(b)(c)	202,000	202,088
2018-CHLL E, 4.839% (1 Month LIBOR USD + 2.350%), 02/15/2037(b)(c)	469,000	468,143
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	412,898
2012-GCJ9, 3.747%, 11/10/2045(b)	345,000	344,628
2014-GC18, 1.028%, 01/10/2047(d)(e)	4,053,339	167,042
2014-GC26, 1.006%, 11/10/2047(d)(e)	2,407,992	106,981
2015-GC32, 3.764%, 07/10/2048	105,000	108,048
2015-GC34, 3.278%, 10/10/2048	131,000	132,322
2015-GC34, 3.506%, 10/10/2048	370,000	374,294
2019-GC38, 3.968%, 02/10/2052(d)	310,000	320,063
Impac Secured Assets Trust
2006-2, 2.990% (1 Month LIBOR USD + 0.500%), 08/25/2036(c)	50,000	48,467
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046(b)(d)	1,078,671	1,075,567
2017-1, 3.500%, 01/25/2047(b)(d)	268,990	268,168
2017-2, 3.500%, 05/25/2047(b)(d)	160,926	160,367
2017-3, 3.500%, 08/25/2047(b)(d)	1,126,449	1,122,532
2017-4, 3.500%, 11/25/2048(b)(d)	1,013,259	1,009,736
JP Morgan Trust
2015-3, 3.500%, 05/25/2045(b)(d)	238,477	238,542
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	320,000	328,785
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	313,099	308,446
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	623,490	620,643
2015-C24, 3.732%, 05/15/2048	220,000	225,258
2015-C25, 3.635%, 10/15/2048	320,000	324,828
2017-C34, 2.109%, 11/15/2052	441,729	436,295
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048(d)	200,000	204,565
Morgan Stanley Mortgage Loan Trust
2004-6AR, 4.515% (1 Month LIBOR USD + 2.025%), 07/25/2034(c)	274,741	274,872
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032(b)	445,000	430,505
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045(b)(d)	551,386	552,875
2015-3, 3.500%, 07/25/2045(b)(d)	690,357	691,408
2017-2, 3.500%, 02/25/2047(b)(d)	1,171,406	1,171,667
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	199,445
2017-C4 A1, 2.129%, 10/15/2050	278,184	274,595
2017-C4 A4, 3.563%, 10/15/2050	400,000	400,931

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
2018-C15, 3.321%, 12/15/2051	$229,236	$230,760
2018-C14, 3.379%, 12/15/2051	833,916	844,336
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	329,596	329,188
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045	305,000	309,944
2015-C28, 3.540%, 05/15/2048	375,000	379,838
2015-C29, 3.637%, 06/15/2048	130,000	132,317
2016-LC24, 2.942%, 10/15/2049	280,000	270,949
2016-NXS6, 2.918%, 11/15/2049	300,000	289,969
2017-C39, 3.418%, 09/15/2050	260,000	258,182
2017-C40, 2.110%, 10/15/2050	200,911	198,567
2019-C49, 4.023%, 03/15/2052	185,000	190,542
2016-LC25, 3.640%, 12/15/2059	315,000	319,092
WFRBS Commercial Mortgage Trust
2014-LC14, 1.268%, 03/15/2047(d)(e)	918,020	42,661
2014-C22, 0.845%, 09/15/2057(d)(e)	3,619,402	124,477

Total Non-Agency Mortgage Backed Securities (Cost $27,962,903)		27,337,496

Agency Mortgage Backed Securities—27.08%
Fannie Mae
#TBA, 4.000%, 03/15/2025	355,000	364,170
#TBA, 4.500%, 03/15/2040	1,660,000	1,718,165
#TBA, 4.000%, 03/15/2041	2,100,000	2,141,139
#TBA, 5.000%, 03/15/2041	420,000	440,493
Fannie Mae Connecticut Avenue Securities
2017-C03, 5.490% (1 Month LIBOR USD + 3.000%), 10/25/2029(c)	300,000	319,514
2017-C04, 5.340% (1 Month LIBOR USD + 2.850%), 11/25/2029(c)	364,000	379,356
2017-C05, 4.690% (1 Month LIBOR USD + 2.200%), 01/25/2030(c)	480,000	489,772
2017-C06, 5.290% (1 Month LIBOR USD + 2.800%), 02/25/2030(c)	350,000	362,835
2017-C07, 4.990% (1 Month LIBOR USD + 2.500%), 05/25/2030(c)	1,030,000	1,053,734
2018-C01, 4.740% (1 Month LIBOR USD + 2.250%), 07/25/2030(c)	780,000	791,439
2018-C02, 4.690% (1 Month LIBOR USD + 2.200%), 08/25/2030(c)	650,000	652,939
2019-R01, 4.940% (1 Month LIBOR USD + 2.450%), 07/25/2031(b)(c)	290,000	291,174
Fannie Mae Pool
254908, 5.000%, 09/01/2023	45,212	47,451
255320, 5.000%, 07/01/2024	7,676	8,057
MA0023, 5.000%, 04/01/2029	14,575	15,297
MA0096, 4.500%, 06/01/2029	8,648	8,981
AE0205, 5.000%, 03/01/2030	16,243	17,053
AB3000, 4.500%, 05/01/2031	20,313	21,238
BM3905, 5.000%, 08/01/2031	115,293	121,004
720679, 5.000%, 06/01/2033	15,688	16,678
725027, 5.000%, 11/01/2033	9,231	9,866
888283, 5.000%, 08/01/2034	42,875	45,823
735484, 5.000%, 05/01/2035	12,954	13,845
830722, 5.000%, 07/01/2035	33,357	35,274
836427, 5.000%, 10/01/2035	20,189	21,569
735925, 5.000%, 10/01/2035	37,353	39,927
900527, 6.000%, 09/01/2036	2,253	2,474
915320, 6.000%, 03/01/2037	22,931	24,669
889757, 5.000%, 02/01/2038	19,008	20,318
962343, 5.000%, 03/01/2038	19,579	20,906
929301, 5.000%, 04/01/2038	15,623	16,689

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
257161, 5.500%, 04/01/2038	$37,734	$40,322
982126, 5.000%, 05/01/2038	36,985	39,551
995681, 6.000%, 05/01/2038	3,781	4,097
889579, 6.000%, 05/01/2038	23,750	25,991
889533, 5.500%, 06/01/2038	30,893	33,157
AB0131, 5.000%, 12/01/2038	11,324	12,037
995245, 5.000%, 01/01/2039	37,086	39,594
995906, 5.000%, 03/01/2039	13,863	14,801
BC4575, 5.500%, 04/01/2039	66,252	71,549
995838, 5.500%, 05/01/2039	93,350	100,794
AL0070, 5.000%, 07/01/2039	22,351	23,861
932586, 4.500%, 03/01/2040	34,233	35,988
AD1656, 4.500%, 03/01/2040	47,424	49,856
190404, 4.500%, 05/01/2040	85,770	90,167
AD7406, 5.000%, 07/01/2040	14,614	15,655
AD9173, 4.000%, 08/01/2040	358,047	368,470
AD8529, 4.500%, 08/01/2040	85,586	89,974
AB1335, 4.500%, 08/01/2040	7,142	7,508
AB1389, 4.500%, 08/01/2040	80,257	84,373
MA0510, 4.500%, 09/01/2040	891	937
AE8714, 3.500%, 11/01/2040	40,158	40,519
890310, 4.500%, 12/01/2040	17,473	18,369
AH3952, 4.000%, 01/01/2041	197,421	203,169
AL0791, 4.000%, 02/01/2041	68,205	70,210
AE0954, 4.500%, 02/01/2041	59,699	62,750
AH7196, 4.500%, 03/01/2041	596,353	626,930
AL0245, 4.000%, 04/01/2041	13,624	14,042
AL0065, 4.500%, 04/01/2041	27,914	29,345
AI1170, 5.000%, 04/01/2041	224,247	240,244
AB2817, 5.000%, 04/01/2041	13,907	14,899
AL0214, 5.000%, 04/01/2041	16,093	17,241
AB3194, 4.500%, 06/01/2041	28,502	29,963
AI4891, 4.500%, 06/01/2041	311,949	327,943
AH7395, 4.500%, 06/01/2041	15,617	16,418
AH1662, 4.500%, 07/01/2041	40,432	42,504
890603, 5.000%, 08/01/2041	92,540	98,894
AJ1959, 4.500%, 10/01/2041	728,661	763,773
AL1547, 4.500%, 11/01/2041	14,630	15,332
AJ9278, 3.500%, 12/01/2041	15,612	15,752
AJ6346, 3.500%, 12/01/2041	43,360	43,747
AX5302, 4.000%, 01/01/2042	32,403	33,346
AK2415, 4.000%, 02/01/2042	57,989	59,677
AK6744, 4.000%, 03/01/2042	91,714	94,384
AK6743, 4.000%, 03/01/2042	80,524	82,868
AK9393, 3.500%, 04/01/2042	32,066	32,354
AK6568, 3.500%, 04/01/2042	76,778	77,468
AO1214, 3.500%, 04/01/2042	187,234	188,914
AL4029, 4.500%, 04/01/2042	80,008	84,111
AL1886, 3.289% (12 Month LIBOR USD + 1.757%), 06/01/2042(c)	41,306	41,702
AO9553, 4.000%, 07/01/2042	236,361	241,793
AL7306, 4.500%, 09/01/2042	42,957	45,157
AP8743, 3.500%, 10/01/2042	468,038	472,245
AP7363, 4.000%, 10/01/2042	308,539	317,522
AL2897, 3.500%, 01/01/2043	57,849	58,369

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
AL3714, 3.500%, 01/01/2043	$44,504	$44,904
AQ9330, 3.500%, 01/01/2043	61,949	62,591
AL5930, 4.500%, 01/01/2043	219,763	231,023
AB7965, 3.500%, 02/01/2043	33,735	34,039
AB8897, 3.000%, 04/01/2043	358,081	351,983
AT1001, 3.500%, 04/01/2043	30,666	30,941
AT2021, 3.500%, 04/01/2043	33,616	33,918
AB9046, 3.500%, 04/01/2043	87,523	88,309
AB9341, 3.000%, 05/01/2043	59,151	58,143
AB9260, 3.500%, 05/01/2043	101,663	102,522
AR7218, 3.000%, 06/01/2043	176,231	173,230
AU1628, 3.000%, 07/01/2043	2,929	2,879
AS0205, 3.000%, 08/01/2043	211,655	208,051
AS0203, 3.000%, 08/01/2043	141,466	139,057
AU0949, 3.500%, 08/01/2043	62,598	63,287
AS0212, 3.500%, 08/01/2043	76,075	76,718
AU3751, 4.000%, 08/01/2043	169,227	174,187
AS0531, 4.000%, 09/01/2043	89,578	92,491
AU6857, 4.000%, 09/01/2043	81,142	83,774
AU4658, 4.500%, 09/01/2043	25,609	26,654
MA1600, 3.500%, 10/01/2043	45,272	45,646
AS1042, 4.000%, 11/01/2043	82,776	85,218
AL4450, 4.500%, 12/01/2043	37,623	39,180
AS1333, 4.500%, 12/01/2043	40,118	41,777
AS1559, 4.000%, 01/01/2044	47,693	49,218
AS2516, 4.500%, 05/01/2044	43,179	44,957
MA1926, 4.500%, 06/01/2044	39,758	41,560
AS2751, 4.500%, 06/01/2044	55,044	57,322
BM1761, 4.000%, 08/01/2044	295,198	303,418
AL6223, 4.500%, 08/01/2044	38,128	39,703
AX0118, 4.000%, 09/01/2044	271,133	278,606
AS3467, 4.000%, 10/01/2044	52,433	53,754
AX2491, 4.000%, 10/01/2044	36,719	37,629
AL6432, 4.000%, 01/01/2045	73,117	74,928
AL6520, 4.000%, 02/01/2045	303,051	310,423
AL9578, 4.000%, 06/01/2045	256,666	264,312
AZ0862, 3.500%, 07/01/2045	161,139	161,940
AZ0814, 3.500%, 07/01/2045	80,462	80,862
BM1953, 3.500%, 08/01/2045	166,392	168,098
AZ4775, 3.500%, 10/01/2045	47,582	47,819
AS6311, 3.500%, 12/01/2045	67,944	68,281
AS6464, 3.500%, 01/01/2046	62,023	62,331
AS6795, 4.000%, 03/01/2046	312,665	320,138
BC0305, 4.000%, 03/01/2046	190,209	194,756
BC0835, 4.000%, 04/01/2046	346,215	354,526
AS7248, 4.000%, 05/01/2046	240,004	245,740
AS7200, 4.500%, 05/01/2046	64,198	66,635
AS7388, 3.500%, 06/01/2046	153,291	153,957
AS7401, 4.000%, 06/01/2046	181,074	185,383
AL9282, 4.000%, 06/01/2046	289,162	296,073
AL8735, 4.000%, 06/01/2046	329,500	337,501
BC7146, 3.000%, 07/01/2046	461,689	451,821
AS7492, 4.000%, 07/01/2046	156,631	160,342
AS7801, 3.500%, 08/01/2046	440,582	442,317

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
BM3932, 3.500%, 10/01/2046	$337,465	$338,874
AS8699, 4.000%, 01/01/2047	112,700	115,335
AS8659, 4.000%, 01/01/2047	207,539	212,393
AS8661, 4.000%, 01/01/2047	298,615	305,598
BE2975, 4.000%, 01/01/2047	307,666	315,174
AS8700, 4.500%, 01/01/2047	111,173	115,229
MA2872, 4.500%, 01/01/2047	215,826	223,713
BE5475, 3.500%, 02/01/2047	158,118	158,578
AL9879, 3.500%, 02/01/2047	2,581,628	2,591,793
AL9916, 4.000%, 02/01/2047	353,584	361,688
AS8966, 4.000%, 03/01/2047	177,751	181,900
BD7081, 4.000%, 03/01/2047	728,557	745,621
AS8982, 4.500%, 03/01/2047	54,326	56,306
MA2959, 3.500%, 04/01/2047	351,917	353,012
BD7165, 4.000%, 04/01/2047	2,335,728	2,390,346
BM5348, 3.500%, 05/01/2047	194,170	194,781
AS9536, 3.500%, 05/01/2047	236,360	236,998
CA0180, 3.500%, 05/01/2047	207,511	207,781
BE3619, 4.000%, 05/01/2047	517,036	529,106
MA3008, 4.500%, 05/01/2047	80,115	83,035
AS9829, 3.500%, 06/01/2047	218,039	218,537
MA3027, 4.000%, 06/01/2047	1,920,280	1,965,036
AS9831, 4.000%, 06/01/2047	398,270	407,537
BE3702, 4.000%, 06/01/2047	269,264	275,540
MA3057, 3.500%, 07/01/2047	610,858	612,255
BE3767, 3.500%, 07/01/2047	226,798	227,317
CA0062, 4.000%, 07/01/2047	355,346	363,573
MA3088, 4.000%, 08/01/2047	340,224	348,128
CA0237, 4.000%, 08/01/2047	487,724	499,017
MA3121, 4.000%, 09/01/2047	559,340	572,185
MA3149, 4.000%, 10/01/2047	214,156	219,106
BJ0276, 4.500%, 10/01/2047	45,983	47,656
MA3210, 3.500%, 12/01/2047	555,177	555,899
BH7058, 3.500%, 12/01/2047	511,110	511,775
BM3392, 4.000%, 01/01/2048	625,000	639,129
CA1535, 3.500%, 02/01/2048	121,321	121,479
CA1218, 4.500%, 02/01/2048	209,208	216,804
BM3590, 3.500%, 03/01/2048	323,269	324,275
BM3900, 4.000%, 04/01/2048	294,456	300,769
CA1710, 4.500%, 05/01/2048	351,407	364,048
MA3384, 4.000%, 06/01/2048	404,556	412,866
MA3415, 4.000%, 07/01/2048	287,311	293,213
CA2056, 4.500%, 07/01/2048	289,607	300,104
CA2057, 4.500%, 07/01/2048	286,111	296,481
MA3443, 4.000%, 08/01/2048	389,387	397,509
BK4764, 4.000%, 08/01/2048	387,451	395,532
CA2204, 4.500%, 08/01/2048	2,389,506	2,476,083
BM4991, 4.000%, 09/01/2048	342,650	349,767
BM2007, 4.000%, 09/01/2048	385,358	393,274
BK7608, 4.000%, 09/01/2048	537,606	548,648
CA2491, 4.500%, 10/01/2048	3,703,493	3,837,641
BN1628, 4.500%, 11/01/2048	2,545,468	2,636,841
MA3522, 4.500%, 11/01/2048	2,470,187	2,559,628

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Freddie Mac
#TBA, 5.000%, 03/15/2040	$225,000	$236,265
#TBA, 4.000%, 03/15/2041	1,150,000	1,173,015
#TBA, 4.500%, 03/15/2041	1,075,000	1,113,856
Freddie Mac Gold Pool
Z6-0023, 5.500%, 12/01/2022	109,523	116,256
G1-3122, 5.000%, 04/01/2023	741	770
D9-6037, 5.000%, 05/01/2023	36,625	38,505
C9-0846, 5.500%, 08/01/2024	112,375	119,284
C9-0918, 5.000%, 09/01/2025	190,240	200,005
D9-7472, 5.500%, 12/01/2027	2,843	3,017
G1-4953, 3.500%, 01/01/2029	47,636	48,533
C9-1267, 5.000%, 09/01/2029	39,156	41,166
G0-1772, 5.000%, 02/01/2035	2,656	2,842
G0-1883, 5.000%, 08/01/2035	2,084	2,228
A6-8761, 5.500%, 09/01/2037	2,468	2,620
G0-3535, 5.500%, 10/01/2037	1,023	1,112
G0-3812, 5.500%, 02/01/2038	1,383	1,501
G0-4471, 5.500%, 07/01/2038	3,696	4,009
G0-4449, 5.500%, 07/01/2038	6,598	7,149
A8-1743, 5.500%, 09/01/2038	5,639	5,986
A8-2657, 5.500%, 10/01/2038	5,870	6,231
A8-2134, 6.000%, 10/01/2038	2,309	2,505
G0-5205, 5.000%, 01/01/2039	18,151	19,421
A8-6315, 4.500%, 05/01/2039	37,189	39,137
A8-6521, 4.500%, 05/01/2039	60,813	63,995
A9-3617, 4.500%, 08/01/2040	10,038	10,564
A9-3485, 5.000%, 08/01/2040	87,367	93,704
C0-3531, 4.000%, 10/01/2040	30,282	31,176
A9-6592, 4.000%, 02/01/2041	129,273	133,089
Q0-0285, 4.500%, 04/01/2041	10,581	11,135
Q0-0876, 4.500%, 05/01/2041	76,223	80,216
Q0-0950, 5.000%, 05/01/2041	12,071	12,947
Q0-2173, 4.500%, 07/01/2041	44,560	46,894
Q0-3705, 4.000%, 10/01/2041	18,946	19,343
Q0-4674, 4.000%, 12/01/2041	187,166	192,696
C0-3795, 3.500%, 04/01/2042	322,875	325,982
Q0-7726, 4.000%, 04/01/2042	385,308	396,688
Q0-9004, 3.500%, 06/01/2042	33,533	33,856
C0-9004, 3.500%, 07/01/2042	37,694	38,057
Q0-9896, 3.500%, 08/01/2042	47,474	47,931
Q1-1348, 3.500%, 09/01/2042	68,788	69,450
Q1-4869, 3.000%, 01/01/2043	96,297	94,744
Q1-8305, 3.500%, 05/01/2043	35,279	35,605
Q1-9475, 3.500%, 06/01/2043	74,295	74,970
G6-0030, 3.500%, 07/01/2043	164,324	165,906
Q2-0857, 3.500%, 08/01/2043	35,364	35,726
Q2-0780, 3.500%, 08/01/2043	53,160	53,656
G0-7459, 3.500%, 08/01/2043	37,302	37,661
G0-8541, 3.500%, 08/01/2043	73,055	73,719
G6-0174, 4.000%, 10/01/2043	97,198	100,067
V8-0509, 4.000%, 10/01/2043	44,580	45,823
G0-8558, 4.000%, 11/01/2043	58,723	60,289
Q2-6367, 4.000%, 05/01/2044	12,659	13,020

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Q2-5885, 4.500%, 05/01/2044	$48,834	$50,765
Q2-6513, 4.500%, 06/01/2044	32,103	33,550
Q2-9916, 4.000%, 11/01/2044	82,573	84,604
Q4-5219, 3.500%, 01/01/2045	277,485	279,255
G0-7961, 3.500%, 03/01/2045	58,997	59,382
G0-8633, 4.000%, 03/01/2045	120,646	123,612
G0-8636, 3.500%, 04/01/2045	88,847	89,345
G0-8637, 4.000%, 04/01/2045	74,358	76,186
Q3-3869, 4.000%, 06/01/2045	30,789	31,546
G0-8659, 3.500%, 08/01/2045	244,257	245,626
Q3-5225, 3.500%, 08/01/2045	50,039	50,319
G0-8660, 4.000%, 08/01/2045	270,984	277,646
V8-1873, 4.000%, 08/01/2045	61,586	63,100
G0-8672, 4.000%, 10/01/2045	51,860	53,135
V8-1992, 4.000%, 10/01/2045	279,847	286,725
G0-8676, 3.500%, 11/01/2045	109,510	110,124
G6-0480, 4.500%, 11/01/2045	35,241	36,889
G0-8681, 3.500%, 12/01/2045	79,843	80,291
G0-8682, 4.000%, 12/01/2045	91,332	93,573
Q3-8473, 4.000%, 01/01/2046	93,704	96,003
Q3-8470, 4.000%, 01/01/2046	60,630	62,112
G0-8694, 4.000%, 02/01/2046	56,073	57,456
G0-8693, 3.500%, 03/01/2046	19,220	19,326
Q3-9644, 3.500%, 03/01/2046	429,953	432,318
Q3-9434, 3.500%, 03/01/2046	17,209	17,324
Q3-9438, 4.000%, 03/01/2046	279,557	286,388
G0-8699, 4.000%, 03/01/2046	148,274	151,897
G0-8702, 3.500%, 04/01/2046	198,307	199,337
Q4-0718, 3.500%, 05/01/2046	526,862	528,834
G0-8706, 3.500%, 05/01/2046	93,040	93,514
G0-8708, 4.500%, 05/01/2046	102,793	106,950
Q4-1208, 3.500%, 06/01/2046	249,346	250,589
Q4-5458, 4.000%, 08/01/2046	190,273	194,922
G0-8735, 4.500%, 10/01/2046	156,876	162,786
G0-8743, 4.000%, 01/01/2047	126,628	129,659
Q4-6279, 3.500%, 02/01/2047	194,168	194,896
Q4-6283, 4.000%, 02/01/2047	268,590	274,730
G0-8752, 4.000%, 03/01/2047	89,518	91,653
Q4-6539, 4.500%, 03/01/2047	58,336	60,524
G0-8757, 3.500%, 04/01/2047	42,131	42,288
G0-8758, 4.000%, 04/01/2047	700,768	717,456
G0-8759, 4.500%, 04/01/2047	73,604	76,369
G0-8762, 4.000%, 05/01/2047	565,109	578,544
V8-3204, 4.500%, 05/01/2047	148,275	153,839
G0-8767, 4.000%, 06/01/2047	459,244	470,145
Q4-9100, 4.000%, 07/01/2047	405,385	414,961
Q4-9394, 4.500%, 07/01/2047	347,224	360,241
Q4-9888, 3.500%, 08/01/2047	206,430	206,879
Q5-0035, 3.500%, 08/01/2047	271,566	272,233
G0-8774, 3.500%, 08/01/2047	266,897	267,622
G6-1228, 4.000%, 08/01/2047	471,844	483,434
G0-8775, 4.000%, 08/01/2047	600,108	614,283
G0-8779, 3.500%, 09/01/2047	920,410	922,530
G0-8784, 3.500%, 10/01/2047	182,401	182,821

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Q5-1268, 3.500%, 10/01/2047	$160,926	$161,297
G0-8785, 4.000%, 10/01/2047	460,705	471,552
G6-1631, 3.500%, 11/01/2047	482,756	485,112
Q5-2319, 3.500%, 11/01/2047	255,277	255,887
G6-1467, 4.000%, 11/01/2047	784,686	802,872
G0-8789, 4.000%, 11/01/2047	191,244	195,976
G6-1281, 3.500%, 01/01/2048	277,290	278,072
Q5-3535, 3.500%, 01/01/2048	322,770	323,401
G0-8801, 4.000%, 02/01/2048	290,965	297,604
G6-7710, 3.500%, 03/01/2048	434,372	435,662
G0-8805, 4.000%, 03/01/2048	342,442	350,123
G0-8814, 4.000%, 05/01/2048	189,233	193,528
G0-8818, 4.500%, 06/01/2048	485,057	503,148
G0-8831, 4.000%, 08/01/2048	337,937	345,131
G6-1578, 4.500%, 08/01/2048	3,752,075	3,891,634
G0-8832, 4.500%, 08/01/2048	306,460	317,797
G6-1606, 4.500%, 09/01/2048	2,364,727	2,452,805
Q5-9893, 4.000%, 11/01/2048	1,699,739	1,735,311
G0-8853, 4.500%, 12/01/2048	2,712,865	2,813,694
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 5.940% (1 Month LIBOR USD + 3.450%), 10/25/2029(c)	1,290,000	1,401,185
2017-HQA2, 5.140% (1 Month LIBOR USD + 2.650%), 12/25/2029(c)	500,000	516,670
2017-HQA3, 4.840% (1 Month LIBOR USD + 2.350%), 04/25/2030(c)	700,000	712,450
2018-DNA1, 4.290% (1 Month LIBOR USD + 1.800%), 07/25/2030(c)	570,000	561,120
2018-HQA1, 4.790% (1 Month LIBOR USD + 2.300%), 09/25/2030(c)	970,000	971,012
Ginnie Mae
#TBA, 4.500%, 03/15/2041	1,095,000	1,133,325
#TBA, 5.000%, 03/15/2041	240,000	250,051
#TBA, 4.000%, 03/15/2042	1,280,000	1,313,925
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	62,801	63,728
MA0783M, 3.500%, 02/20/2043	85,894	87,534
MA0934M, 3.500%, 04/20/2043	63,433	64,369
MA1376M, 4.000%, 10/20/2043	96,696	100,073
MA1861M, 3.625% (1 Year CMT Rate + 1.500%), 04/20/2044(c)	293,270	301,435
MA2893M, 4.000%, 06/20/2045	46,819	48,221
MA3035M, 4.000%, 08/20/2045	27,796	28,696
MA3245M, 4.000%, 11/20/2045	117,990	122,101
MA3803M, 3.500%, 07/20/2046	67,560	68,283
MA4510M, 3.500%, 06/20/2047	317,067	320,275
MA4511M, 4.000%, 06/20/2047	370,472	380,765
MA4586M, 3.500%, 07/20/2047	435,113	439,492
MA4587M, 4.000%, 07/20/2047	194,642	200,126
MA4652M, 3.500%, 08/20/2047	291,905	294,825
MA4778M, 3.500%, 10/20/2047	63,486	64,119
MA4962M, 3.500%, 01/20/2048	284,281	287,116
MA5079M, 4.500%, 03/20/2048	239,961	248,643
MA5263M, 3.500%, 06/20/2048	80,347	81,148
MA5398M, 4.000%, 08/20/2048	200,529	206,100
MA5399M, 4.500%, 08/20/2048	381,872	395,688
MA5467M, 4.500%, 09/20/2048	147,581	152,938
MA5529M, 4.500%, 10/20/2048	2,428,264	2,516,618
MA5530M, 5.000%, 10/20/2048	2,515,008	2,628,477
MA5710M, 4.000%, 01/20/2049	424,180	435,965
MA5765M, 5.000%, 02/20/2049	1,600,000	1,673,299

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Government National Mortgage Association
2012-147, 2.598%, 04/16/2054(d)	$90,713	$90,299

Total Agency Mortgage Backed Securities (Cost $107,426,865)		107,587,805

Municipal Bonds—0.13%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	31,812
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	271,535
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	197,736

Total Municipal Bonds (Cost $501,573)		501,083

U.S. Government Agency Issues—0.10%
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	396,166

Total U.S. Government Agency Issues (Cost $397,870)		396,166

U.S. Government Notes/Bonds—25.87%
United States Treasury Inflation Indexed Bonds
2.375%, 01/15/2027	4,410,132	4,965,061
3.625%, 04/15/2028	559,192	698,767
0.750%, 07/15/2028	4,485,855	4,496,018
3.875%, 04/15/2029	840,532	1,091,488
2.125%, 02/15/2040	4,045,048	4,867,883
United States Treasury Notes/Bonds
1.125%, 12/31/2019	7,840,000	7,749,197
2.375%, 04/30/2020	8,285,000	8,269,142
2.625%, 07/31/2020	778,000	778,805
2.625%, 08/15/2020	1,835,000	1,836,900
2.500%, 12/31/2020	1,371,000	1,370,090
2.250%, 07/31/2021	795,000	790,466
2.000%, 08/31/2021	145,000	143,241
2.625%, 12/15/2021	51,500	51,694
2.125%, 12/31/2021	690,000	683,262
2.500%, 01/15/2022(f)	412,000	412,089
2.500%, 02/15/2022	1,510,000	1,510,767
2.875%, 11/30/2023	790,000	802,946
2.625%, 12/31/2023	1,377,000	1,383,482
2.500%, 01/31/2024(f)	384,000	383,812
2.375%, 08/15/2024	12,655,000	12,541,797
2.000%, 02/15/2025	915,000	885,656
2.750%, 08/31/2025(f)	131,600	132,762
3.000%, 09/30/2025	160,000	163,831
2.875%, 11/30/2025	1,055,800	1,073,163
2.500%, 02/28/2026	3,585,000	3,559,374
2.000%, 11/15/2026	450,000	429,943
2.250%, 11/15/2027	560,000	541,144
2.750%, 02/15/2028	493,200	495,406
2.875%, 05/15/2028	4,148,800	4,207,629
2.875%, 08/15/2028	313,400	317,703
3.125%, 11/15/2028(f)	9,028,000	9,343,451
2.625%, 02/15/2029	1,565,000	1,553,293
5.375%, 02/15/2031	865,000	1,094,580
4.625%, 02/15/2040	65,000	81,763

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Principal Amount	Value
4.375%, 05/15/2040	$4,347,000	$5,295,104
2.875%, 05/15/2043	2,352,000	2,270,920
3.125%, 08/15/2044	850,000	856,508
3.000%, 11/15/2044	480,000	473,081
2.500%, 02/15/2045	18,000	16,114
2.875%, 08/15/2045	670,000	644,927
3.000%, 11/15/2045	45,000	44,355
2.500%, 02/15/2046	513,300	457,819
2.500%, 05/15/2046	3,575,000	3,185,939
2.250%, 08/15/2046	784,200	662,036
3.000%, 05/15/2047	440,000	433,177
2.750%, 08/15/2047	210,000	196,514
2.750%, 11/15/2047	8,643,900	8,081,709
3.000%, 02/15/2048	565,000	555,267
3.125%, 05/15/2048	740,000	745,160
3.000%, 08/15/2048(f)	136,000	133,668

Total U.S. Government Notes/Bonds (Cost $102,378,544)		102,758,903

	Shares
Exchange-Traded Funds—2.02%
SPDR Bloomberg Barclays High Yield Bond ETF(f)	114,900	4,100,781
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(f)	144,707	3,931,689

Total Exchange-Traded Funds (Cost $7,917,900)		8,032,470

Investments Purchased With Collateral From Securities Lending—5.12%
Money Market Fund—5.12%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%(g)	20,345,600	20,345,600

Total Investments Purchased With Collateral From Securities Lending (Cost $20,345,600)		20,345,600

Short-Term Investments—1.30%
First American Government Obligations Fund, Class X, 2.320%(g)	5,151,627	5,151,627

Total Short-Term Investments (Cost $5,151,627)		5,151,627

Total Investments (Cost $432,091,367)—108.40%		430,619,277
Liabilities in Excess of Other Assets—(8.40)%		(33,376,498)

Total Net Assets—100.00%		$397,242,779

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at February 28, 2019. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at February 28, 2019. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of February 28, 2019. Total value of securities out on loan is $19,914,208.
(g)	The rate shown represents the seven day yield at February 28, 2019.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 28, 2019 (Unaudited)

	Number of Contracts	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
10 Year U.S. Treasury Note	58	June 2019	$5,805,858	$(12,340)
2 Year U.S. Treasury Note	51	June 2019	10,179,136	(2,874)
5 Year U.S. Treasury Note	62	June 2019	6,262,609	(3,497)

Total Futures Contracts Purchased				$(18,711)

Futures Contracts Sold
CME Ultra Long Term U.S. Treasury Bond	(17)	June 2019	$(1,709,518)	$26,529

Total Futures Contracts Sold				$26,529

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Value
Common Stocks—94.35%
Accommodation—0.20%
Huazhu Group Ltd.—ADR	1,435	$50,325
Marcus Corp.(c)	9,499	402,663
Melco Resorts & Entertainment Ltd.—ADR	9,945	229,133
Sands China Ltd.—ADR	4,721	235,625
Wyndham Destinations, Inc.	14,873	669,731

		1,587,477

Administration of Economic Programs—0.00%
Centrais Electricas Brasileiras SA—ADR(a)	3,680	35,990

Administration of Human Resource Programs—0.02%
Hailiang Education Group, Inc.—ADR(a)(c)	4,981	176,975

Administrative and Support Services—1.68%
ABM Industries, Inc.(c)	3,809	135,829
Automatic Data Processing, Inc.(c)	4,231	647,470
Booking Holdings, Inc.(a)	359	609,237
Broadridge Financial Solutions, Inc.	7,007	709,459
Cardtronics PLC(a)(b)	4,082	120,460
Cass Information Systems, Inc.(c)	11,320	591,244
CBIZ, Inc.(a)(c)	26,172	539,928
Criteo SA—ADR(a)(c)	7,009	190,224
Experian PLC—ADR	23,104	601,282
Jupai Holdings Ltd.—ADR	28,489	125,352
Kforce, Inc.	8,370	309,774
ManpowerGroup, Inc.	3,782	318,634
ManTech International Corp.	6,631	360,394
MasterCard, Inc.	13,737	3,087,665
On Deck Capital, Inc.(a)(c)	24,151	148,287
PayPal Holdings, Inc.(a)	4,079	400,028
Robert Half International, Inc.(c)	11,812	805,460
Secom Co. Ltd.—ADR	65,209	1,408,514
Teladoc Health, Inc.(a)(c)	5,247	337,697
Teleperformance—ADR	6,631	594,403
TripAdvisor, Inc.(a)(c)	16,470	875,710
TrueBlue, Inc.(a)	11,247	258,906
Waddell & Reed Financial, Inc.(c)	12,491	231,208
Yirendai Ltd.—ADR	8,422	118,076

		13,525,241

Air Transportation—0.76%
Air France-KLM—ADR(a)	33,260	413,089
Alaska Air Group, Inc.(c)	7,334	452,508
American Airlines Group, Inc.(c)	8,369	298,187
ANA Holdings, Inc.—ADR	51,581	395,110
Atlas Air Worldwide Holdings, Inc.(a)	4,505	242,099
Delta Air Lines, Inc.(c)	18,536	919,015
Deutsche Lufthansa AG—ADR	20,553	525,335
International Consolidated Airlines Group SA—ADR	48,338	775,825
Radiant Logistics, Inc.(a)	8,423	53,823
Ryanair Holdings PLC—ADR(a)	3,609	269,015
SkyWest, Inc.(c)	7,725	417,459
Southwest Airlines Co.	6,095	341,564

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Spirit Airlines, Inc.(a)	2,797	$157,331
United Continental Holdings, Inc.(a)	10,361	909,799

		6,170,159

Ambulatory Health Care Services—0.40%
Addus HomeCare Corp.(a)	3,577	240,410
Amedisys, Inc.(a)	1,980	246,114
Apollo Medical Holdings, Inc.(a)	2,144	41,894
Array BioPharma, Inc.(a)(c)	6,692	153,514
CareDx, Inc.(a)	1,383	43,039
Chemed Corp.	2,153	709,413
Genomic Health, Inc.(a)	1,902	144,495
Invitae Corp.(a)	2,795	56,235
Laboratory Corp. of America Holdings(a)	2,400	355,776
LHC Group, Inc.(a)(c)	2,795	306,584
Medpace Holdings, Inc.(a)	4,060	223,097
Novocure Ltd.(a)(b)(c)	2,835	152,268
Select Medical Holdings Corp.(a)(c)	12,722	188,540
Spark Therapeutics, Inc.(a)	792	89,734
Tabula Rasa HealthCare, Inc.(a)(c)	2,388	131,603
Vocera Communications, Inc.(a)(c)	4,166	138,061

		3,220,777

Amusement, Gambling, and Recreation Industries—0.01%
SeaWorld Entertainment, Inc.(a)	3,724	101,628

Animal Production and Aquaculture—0.07%
Cal-Maine Foods, Inc.(c)	5,836	257,368
Industrias Bachoco SAB de CV—ADR	3,237	151,912
JBS SA—ADR	19,599	140,525

		549,805

Apparel Manufacturing—0.41%
adidas AG—ADR	6,933	841,665
Burberry Group PLC—ADR	17,511	445,655
Capri Holdings Ltd.(a)(b)	5,543	252,761
Cintas Corp.(c)	4,010	828,466
Lululemon Athletica, Inc.(a)	2,665	400,869
Oxford Industries, Inc.	1,886	149,051
PVH Corp.(c)	2,534	291,005
Zumiez, Inc.(a)(c)	5,272	130,218

		3,339,690

Banks—0.01%
FB Financial Corp.	2,096	74,303

Beverage and Tobacco Product Manufacturing—1.35%
Alliance Global Group, Inc.—ADR	7,269	95,987
Boston Beer Co., Inc.(a)	250	78,140
C&C Group PLC—ADR	12,863	135,705
Carlsberg A/S—ADR	62,860	1,519,955
Cia Cervecerias Unidas SA—ADR	16,175	464,546
Coca-Cola Amatil Ltd.—ADR	57,280	333,083
Coca-Cola Bottlers Japan Holdings, Inc.—ADR	53,266	689,262
Coca-Cola Co.	22,826	1,034,931
Coca-Cola Femsa SAB de CV—ADR	1,966	118,707

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Diageo PLC—ADR	9,216	$1,426,452
Embotelladora Andina SA—ADR	5,528	121,782
Fomento Economico Mexicano SAB de CV—ADR	1,122	101,687
Japan Tobacco, Inc.—ADR	86,439	1,098,640
Kirin Holdings Co. Ltd.—ADR	58,109	1,296,993
Molson Coors Brewing Co.(c)	9,778	602,911
NMI Holdings, Inc.(a)(c)	5,732	138,428
PepsiCo, Inc.	8,889	1,027,924
Swedish Match AB—ADR	25,506	599,391

		10,884,524

Broadcasting (except Internet)—1.36%
AMC Networks, Inc.(c)	22,214	1,459,682
Cable One, Inc.	1,396	1,324,790
Comcast Corp.	37,738	1,459,328
DISH Network Corp.(a)(c)	20,306	660,148
Gray Television, Inc.(a)(c)	14,285	312,984
Madison Square Garden Co.(a)	2,294	660,993
MSG Networks, Inc.(a)(c)	10,249	247,411
Nexstar Media Group, Inc.(c)	5,250	513,083
Sinclair Broadcast Group, Inc.	9,732	351,325
Walt Disney Co.(c)	35,551	4,011,575

		11,001,319

Building Material and Garden Equipment and Supplies Dealers—0.44%
BMC Stock Holdings, Inc.(a)(c)	18,965	362,800
Fastenal Co.(c)	7,863	494,897
Home Depot, Inc.	10,291	1,905,276
Lowe’s Companies, Inc.	2,367	248,748
MSC Industrial Direct Co, Inc.(c)	6,451	544,529

		3,556,250

Capital Goods—0.01%
NOW, Inc.(a)	5,742	82,857

Chemical Manufacturing—9.08%
Abbott Laboratories(c)	16,290	1,264,430
AbbVie, Inc.	15,218	1,205,874
Acceleron Pharma, Inc.(a)	1,165	51,307
Acorda Therapeutics, Inc.(a)	2,666	39,297
Adaptimmune Therapeutics PLC—ADR(a)	18,831	82,668
Air Liquide SA—ADR	40,676	1,011,612
Air Products & Chemicals, Inc.	4,003	725,264
AMAG Pharmaceuticals, Inc.(a)(c)	6,599	98,259
Amarin Corp. PLC—ADR(a)	11,956	244,739
Amphastar Pharmaceuticals, Inc.(a)	6,268	155,760
Arena Pharmaceuticals, Inc.(a)	853	42,582
Arkema SA—ADR	7,746	782,540
Ashland Global Holdings, Inc.(c)	4,703	363,918
Aspen Pharmacare Holdings Ltd.—ADR	7,129	70,363
Astellas Pharma, Inc.—ADR	78,664	1,231,485
AstraZeneca PLC—ADR(c)	39,255	1,632,223
AtriCure, Inc.(a)	7,543	240,923
Bayer AG—ADR	31,416	631,147
Bristol-Myers Squibb Co.	17,857	922,493
Cardiovascular Systems, Inc.(a)	3,258	115,235

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Celanese Corp.(c)	6,089	$622,844
Cerus Corp.(a)	27,695	180,294
CF Industries Holdings, Inc.	8,199	345,998
Chemours Co.	6,385	242,822
Church & Dwight Co., Inc.(c)	15,345	1,009,701
Clinuvel Pharmaceuticals Ltd.—ADR	4,159	78,568
Corcept Therapeutics, Inc.(a)(c)	8,906	111,058
Coty, Inc.(c)	31,788	349,668
Covestro AG—ADR	15,418	442,958
CSL Ltd.—ADR	14,963	1,024,891
Daiichi Sankyo Co. Ltd.—ADR	12,713	478,072
DowDuPont, Inc.(c)	6,154	327,577
Dr Reddy’s Laboratories Ltd.—ADR	5,419	204,188
Eastman Chemical Co.	7,874	651,101
Ecolab, Inc.	6,715	1,134,231
Eisai Co. Ltd.—ADR	10,996	907,610
Eli Lilly & Co.(c)	11,573	1,461,554
Emergent BioSolutions, Inc.(a)	6,312	368,305
Enanta Pharmaceuticals, Inc.(a)(c)	1,273	130,533
Endo International PLC(a)(b)	17,817	195,809
Evotec AG—ADR(a)	4,307	202,429
FMC Corp.	1,887	168,887
Fresenius Medical Care AG & Co. KGaA—ADR	13,360	522,109
Genmab A/S—ADR(a)	10,551	182,849
GlaxoSmithKline PLC—ADR	68,262	2,755,054
GW Pharmaceuticals PLC—ADR(a)(c)	2,134	367,069
H Lundbeck A/S—ADR	5,088	233,310
Halozyme Therapeutics, Inc.(a)	5,652	97,497
Heron Therapeutics, Inc.(a)	1,352	35,787
Horizon Pharma PLC(a)(b)	11,289	327,494
Huntsman Corp.(c)	17,642	437,345
Illumina, Inc.(a)	1,456	455,393
Immutep Ltd.—ADR(a)	63,693	141,398
Innoviva, Inc.(a)(c)	17,143	269,145
Inter Parfums, Inc.	1,509	111,319
Intercept Pharmaceuticals, Inc.(a)	356	35,507
Jazz Pharmaceuticals PLC(a)(b)	4,223	591,347
Johnson & Johnson	20,093	2,745,508
Kimberly-Clark Corp.(c)	5,605	654,832
Koninklijke DSM NV—ADR	25,044	673,934
Kuraray Co. Ltd.—ADR	15,515	620,600
Ligand Pharmaceuticals, Inc.(a)(c)	1,039	128,919
Lonza Group AG—ADR	5,318	147,309
L’Oreal SA—ADR	24,561	1,239,347
LyondellBasell Industries NV(b)	8,426	720,592
MacroGenics, Inc.(a)(c)	5,177	103,540
Madrigal Pharmaceuticals, Inc.(a)	847	111,194
Mallinckrodt PLC(a)(b)	10,111	252,371
Merck & Co., Inc.	32,618	2,651,517
Merck KGaA—ADR	8,742	180,479
Minerva Neurosciences, Inc.(a)	20,894	165,689
Mitsubishi Tanabe Pharma Corp.—ADR	39,542	571,975
Mosaic Co.	15,654	489,500
NanoString Technologies, Inc.(a)	2,976	75,799

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Nektar Therapeutics(a)(c)	7,495	$303,847
Neogen Corp.(a)	5,901	365,626
Nightstar Therapeutics PLC—ADR(a)(c)	18,984	281,343
Novartis AG—ADR	64,876	5,918,638
Novo Nordisk A/S—ADR	29,155	1,427,137
Novozymes A/S—ADR	8,325	377,622
Oasmia Pharmaceutical AB—ADR(a)	31,807	97,966
Ono Pharmaceutical Co. Ltd.—ADR	48,281	328,311
Otsuka Holdings Co. Ltd.—ADR	38,801	809,001
Perrigo Co. PLC(b)(c)	3,784	184,281
Pfizer, Inc.(c)	110,607	4,794,813
PTC Therapeutics, Inc.(a)	3,070	106,038
Quaker Chemical Corp.(c)	1,457	304,498
Quidel Corp.(a)(c)	2,521	165,277
Ra Pharmaceuticals, Inc.(a)	2,605	50,198
Regeneron Pharmaceuticals, Inc.(a)(c)	1,316	566,854
REGENXBIO, Inc.(a)	4,370	226,060
Repligen Corp.(a)(c)	6,325	376,464
Roche Holding AG—ADR(c)	149,443	5,178,201
Sanofi—ADR	58,332	2,426,611
Sarepta Therapeutics, Inc.(a)(c)	2,537	365,937
Shin-Etsu Chemical Co. Ltd.—ADR	51,654	1,079,568
Shiseido Co. Ltd.—ADR(c)	16,966	1,127,900
Sinopec Shanghai Petrochemical Co. Ltd.—ADR	3,428	172,805
Sumitomo Chemical Co. Ltd.—ADR(c)	33,415	803,130
Supernus Pharmaceuticals, Inc.(a)	3,171	129,504
Sysmex Corp.—ADR	4,982	150,456
Takeda Pharmaceutical Co. Ltd.—ADR	45,326	909,240
Teva Pharmaceutical Industries Ltd.—ADR(a)(c)	27,761	467,218
Trex Co., Inc.(a)(c)	2,851	213,682
Trinity Biotech PLC—ADR(a)(c)	101,572	302,685
UCB SA—ADR	12,284	518,630
United Therapeutics Corp.(a)	3,559	449,466
USANA Health Sciences, Inc.(a)	1,892	186,362
Vanda Pharmaceuticals, Inc.(a)	7,326	148,278
Veracyte, Inc.(a)(c)	2,933	59,276
Verastem, Inc.(a)	12,843	38,657
Vertex Pharmaceuticals, Inc.(a)	2,852	538,315
WD-40 Co.(c)	501	89,664
Westlake Chemical Corp.(c)	4,668	326,153
Xencor, Inc.(a)(c)	3,845	116,657
Zoetis, Inc.	12,056	1,136,037
Zogenix, Inc.(a)(c)	971	51,201

		73,316,552

Clothing and Clothing Accessories Stores—1.24%
Abercrombie & Fitch Co.(c)	12,638	277,404
American Eagle Outfitters, Inc.	19,389	395,536
Ascena Retail Group, Inc.(a)(c)	45,440	100,877
Buckle, Inc.(c)	11,888	228,131
Caleres, Inc.(c)	6,716	208,868
Cato Corp.	12,478	196,404
Chico’s FAS, Inc.(c)	18,189	106,224
Citi Trends, Inc.	11,126	240,767
DSW, Inc.	10,114	299,476

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Express, Inc.(a)(c)	28,332	$147,326
Fast Retailing Co. Ltd.—ADR	22,559	1,059,935
Foot Locker, Inc.	7,703	458,482
Gap, Inc.(c)	26,235	666,369
Genesco, Inc.(a)	5,010	241,833
L Brands, Inc.	13,836	361,673
LVMH Moet Hennessy Louis Vuitton SE—ADR	22,187	1,522,360
Marks & Spencer Group PLC—ADR	59,436	437,449
Mr Price Group Ltd.—ADR	11,390	175,064
Nordstrom, Inc.(c)	7,350	347,508
Ross Stores, Inc.	6,962	660,206
Shoe Carnival, Inc.(c)	4,816	183,682
TJX Cos., Inc.	23,228	1,191,364
Urban Outfitters, Inc.(a)	15,686	483,913

		9,990,851

Computer and Electronic Product Manufacturing—9.31%
Advanced Micro Devices, Inc.(a)(c)	14,514	341,514
Alphabet, Inc.—Class A(a)	845	951,935
Alphabet, Inc.—Class C(a)	989	1,107,601
Analog Devices, Inc.(c)	9,383	1,003,606
Apple, Inc.	71,406	12,363,948
Applied Optoelectronics, Inc.(a)(c)	3,988	53,838
ARRIS International PLC(a)(b)	21,044	666,674
ASM Pacific Technology Ltd.—ADR	8,263	263,177
AU Optronics Corp.—ADR	47,451	172,722
AVX Corp.(c)	26,501	482,318
Axcelis Technologies, Inc.(a)(c)	11,338	238,325
Broadcom, Inc.	7,531	2,073,735
Cabot Microelectronics Corp.	2,559	289,423
Casa Systems, Inc.(a)	6,977	71,096
ChipMOS Technologies, Inc.—ADR	2,967	49,163
Ciena Corp.(a)	3,916	167,057
Cisco Systems, Inc.	40,967	2,120,861
Coherent, Inc.(a)(c)	4,040	537,643
Comtech Telecommunications Corp.	6,058	160,537
CTS Corp.(c)	9,224	296,275
Cypress Semiconductor Corp.(c)	36,324	560,479
Danaher Corp.	16,138	2,049,848
Daqo New Energy Corp.—ADR(a)	1,846	67,157
DexCom, Inc.(a)	2,814	392,075
Diodes, Inc.(a)(c)	12,553	506,262
Enphase Energy, Inc.(a)(c)	8,050	73,014
FormFactor, Inc.(a)	7,529	119,335
Fossil Group, Inc.(a)(c)	6,336	99,095
Fresenius SE & Co. KGaA—ADR	10,976	154,816
Fujitsu Ltd.—ADR	69,792	942,890
Garmin Ltd.(b)	11,267	946,090
Harris Corp.	1,245	205,338
Hitachi Ltd.—ADR	10,160	611,429
Hoya Corp.—ADR	15,870	976,005
HP, Inc.	62,063	1,224,503
Ichor Holdings Ltd.(a)(b)(c)	2,696	56,535
Infineon Technologies AG—ADR	9,657	212,647
Integrated Device Technology, Inc.(a)	5,824	281,474

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Intel Corp.	81,645	$4,323,918
InterDigital, Inc.(c)	2,190	152,709
IntriCon Corp.(a)	1,542	41,511
IPG Photonics Corp.(a)(c)	2,101	325,718
Jabil, Inc.	24,132	685,349
JinkoSolar Holding Co. Ltd.—ADR(a)	2,048	42,168
Johnson Controls International PLC(b)(c)	20,114	709,421
Juniper Networks, Inc.	30,302	820,578
KEMET Corp.(c)	5,357	101,515
Keysight Technologies, Inc.(a)	7,604	641,854
Kyocera Corp.—ADR	13,416	740,160
L3 Technologies, Inc.	1,165	246,689
Lam Research Corp.(c)	4,898	862,489
Lenovo Group Ltd.—ADR	7,834	141,451
LivaNova PLC(a)(b)	3,747	349,220
Logitech International SA(b)(c)	10,264	385,618
Lumentum Holdings, Inc.(a)	5,650	281,088
Medtronic PLC(b)	27,845	2,519,973
Micron Technology, Inc.(a)(c)	27,236	1,113,408
MKS Instruments, Inc.(c)	7,400	613,238
Motorola Solutions, Inc.	4,746	679,248
MTS Systems Corp.(c)	4,065	216,665
Murata Manufacturing Co. Ltd.—ADR	31,424	1,225,536
Nanometrics, Inc.(a)(c)	8,205	233,514
NTT DOCOMO, Inc.—ADR	72,219	1,683,063
NVIDIA Corp.(c)	1,893	292,014
NXP Semiconductors NV(b)	4,964	453,312
Omron Corp.—ADR	15,916	689,561
ON Semiconductor Corp.(a)	24,191	519,623
OSI Systems, Inc.(a)	2,771	240,661
Pacific Biosciences of California, Inc.(a)	9,296	67,954
Panasonic Corp.—ADR(c)	70,533	656,310
Qorvo, Inc.(a)	5,083	356,522
Quantenna Communications, Inc.(a)	8,849	160,609
ResMed, Inc.(c)	3,512	359,734
Rohm Co. Ltd.—ADR	16,306	519,020
Sanmina Corp.(a)	5,440	173,754
Seiko Epson Corp.—ADR	83,723	617,876
Semtech Corp.(a)	7,041	387,537
Skyworks Solutions, Inc.	9,221	752,987
SMART Global Holdings, Inc.(a)(b)	4,081	119,614
Sonova Holding AG—ADR	13,564	504,988
Sony Corp.—ADR	33,530	1,609,104
Square, Inc.(a)(c)	2,907	236,165
STMicroelectronics NV(b)	22,644	370,456
Stratasys Ltd.(a)(b)(c)	3,380	96,195
Sumitomo Electric Industries Ltd.—ADR	56,534	766,036
Swatch Group AG—ADR(c)	28,948	426,404
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR(c)	68,980	2,693,669
TDK Corp.—ADR	4,724	369,275
Tech Data Corp.(a)	1,296	132,477
Telefonaktiebolaget LM Ericsson—ADR	43,450	394,092
Teradyne, Inc.(c)	12,130	495,268
Texas Instruments, Inc.	17,557	1,857,179

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Thermo Fisher Scientific, Inc.	6,946	$1,802,973
Tokyo Electron Ltd.—ADR	22,840	777,245
Toshiba Corp.—ADR	46,390	725,539
Turtle Beach Corp.(a)(c)	3,798	58,451
United Microelectronics Corp.—ADR	46,639	86,282
Vishay Intertechnology, Inc.(c)	19,878	435,726
Western Digital Corp.	12,500	628,750
Xilinx, Inc.	6,259	784,253
Zebra Technologies Corp.(a)	4,019	805,850
Zynga, Inc.(a)(c)	129,497	675,974

		75,125,980

Construction of Buildings—1.09%
ACS Actividades de Construccion y Servicios SA—ADR(a)	46,934	413,489
CK Hutchison Holdings Ltd.—ADR	54,479	576,660
Daiwa House Industry Co. Ltd.—ADR	17,577	544,535
DR Horton, Inc.	14,185	551,655
Lennar Corp.	9,554	458,401
MDC Holdings, Inc.	14,763	425,751
Meritage Homes Corp.(a)(c)	5,793	254,023
New World Development Co. Ltd.—ADR	80,841	257,883
NVR, Inc.(a)	116	303,920
Persimmon PLC—ADR(c)	11,997	779,865
PulteGroup, Inc.	33,983	917,541
Sekisui House Ltd.—ADR	55,154	828,137
Sun Hung Kai Properties Ltd.—ADR	63,967	1,063,772
Swire Pacific Ltd.—ADR	57,675	682,295
Taylor Morrison Home Corp.(a)(c)	7,702	129,163
Toll Brothers, Inc.	12,771	454,648
TRI Pointe Group, Inc.(a)(c)	13,733	173,036

		8,814,774

Couriers and Messengers—0.07%
FedEx Corp.(c)	2,336	422,816
ZTO Express Cayman, Inc.—ADR(a)	5,919	117,670

		540,486

Credit Intermediation and Related Activities—7.48%
ABN AMRO Group NV—ADR	76,019	915,269
ABSA Group Ltd.—ADR	1,876	48,213
Agricultural Bank of China Ltd.—ADR	6,910	82,575
Ally Financial, Inc.	24,763	670,830
Altisource Portfolio Solutions SA(a)(b)	3,149	78,945
American Express Co.	11,737	1,264,544
Australia & New Zealand Banking Group Ltd.—ADR(c)	62,587	1,245,168
Banco Bilbao Vizcaya Argentaria SA—ADR	84,155	520,078
Banco Bradesco SA—ADR	10,428	107,200
Banco de Chile—ADR	16,896	538,476
Banco do Brasil SA—ADR	15,027	203,015
Banco Macro SA—ADR	2,611	131,856
Banco Santander Brasil SA—ADR	8,982	107,604
Banco Santander Chile—ADR	21,006	664,840
Banco Santander SA—ADR	103,316	502,116
Bancorp, Inc.(a)	7,721	70,029
Bank Hapoalim BM—ADR	20,471	698,675

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Bank Mandiri Persero Tbk PT—ADR	51,862	$524,325
Bank of America Corp.	157,415	4,577,629
Bank of China Ltd.—ADR	43,084	499,774
Bank of New York Mellon Corp.(c)	13,317	698,876
Bank Rakyat Indonesia Persero Tbk PT—ADR	44,910	611,001
BB&T Corp.(c)	14,230	725,303
BBVA Banco Frances SA—ADR	6,461	71,588
Capital One Financial Corp.	12,645	1,056,869
China Construction Bank Corp.—ADR	60,441	1,073,734
China Merchants Bank Co. Ltd.—ADR	16,516	378,216
CIT Group, Inc.	6,775	345,322
Citigroup, Inc.	12,200	780,556
Commercial International Bank Egypt SAE—ADR	63,929	262,109
Commonwealth Bank of Australia—ADR	23,305	1,224,794
Credit Acceptance Corp.(a)(c)	935	411,269
Credit Suisse Group AG—ADR	53,338	656,591
Danske Bank A/S—ADR	61,196	604,616
DBS Group Holdings Ltd.—ADR	7,404	543,602
Discover Financial Services(c)	2,804	200,794
DNB ASA—ADR	88,690	1,700,187
Enterprise Financial Services Corp.	2,438	110,149
Euronet Worldwide, Inc.(a)(c)	2,908	390,603
EVERTEC, Inc.(b)	14,192	406,175
Fifth Third Bancorp	8,302	228,969
First BanCorp/Puerto Rico(b)	25,424	292,630
First Financial Bankshares, Inc.(c)	7,345	476,323
First Financial Corp.	893	39,631
Great Western Bancorp, Inc.	8,435	316,734
Grupo Aval Acciones y Valores SA—ADR	59,342	458,714
Grupo Financiero Banorte SAB de CV—ADR	17,383	471,079
Grupo Financiero Galicia SA—ADR	2,021	61,782
Grupo Supervielle SA—ADR(c)	14,248	127,092
H&R Block, Inc.(c)	21,099	509,541
Hachijuni Bank Ltd.—ADR	5,470	224,106
Hancock Whitney Corp.	8,765	382,855
Hang Seng Bank—ADR(a)	47,227	1,178,786
HDFC Bank Ltd.—ADR	8,387	848,093
ICICI Bank Ltd.—ADR	49,314	486,236
Independent Bank Corp.(c)	3,822	325,367
Industrial & Commercial Bank of China Ltd.—ADR(c)	20,312	312,602
International Bancshares Corp.	10,490	428,202
Itau CorpBanca—ADR	21,427	316,905
JPMorgan Chase & Co.	23,272	2,428,667
KB Financial Group, Inc.—ADR	3,632	142,847
Lloyds Banking Group PLC—ADR	162,893	540,805
Macquarie Group Ltd.—ADR	15,083	1,378,285
Malayan Banking Bhd—ADR	17,056	79,943
Mitsubishi Corp.—ADR	30,414	1,720,216
Mitsubishi UFJ Financial Group, Inc.—ADR	291,918	1,523,812
Mizuho Financial Group, Inc.—ADR(c)	665,957	2,071,126
Mr Cooper Group, Inc.(a)	10,743	146,642
National Australia Bank Ltd.—ADR(c)	93,987	839,304
Nedbank Group Ltd.—ADR	12,321	251,964
Nelnet, Inc.	5,350	293,287

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
OFG Bancorp(b)	8,850	$183,107
Peapack Gladstone Financial Corp.	8,869	257,911
PennyMac Financial Services, Inc.(a)	5,977	139,384
Popular, Inc.(b)	13,772	776,465
Provident Financial PLC—ADR	24,143	200,387
QIWI PLC—ADR(a)	8,121	114,344
Regional Management Corp.(a)	6,437	175,022
Regions Financial Corp.	25,070	411,148
Santander Consumer USA Holdings, Inc.(c)	34,070	699,798
Sberbank of Russia PJSC—ADR(c)	49,268	628,167
Shinhan Financial Group Co. Ltd.—ADR	8,160	318,158
Skandinaviska Enskilda Banken AB—ADR	143,414	1,468,559
Standard Bank Group Ltd.—ADR	18,481	258,364
Sumitomo Mitsui Financial Group, Inc.—ADR(c)	249,029	1,778,067
Sumitomo Mitsui Trust Holdings, Inc.—ADR	351,991	1,334,046
Suncorp Group Ltd.—ADR	43,007	420,178
Suntrust Banks, Inc.	8,841	573,516
Svenska Handelsbanken AB—ADR(c)	164,681	931,271
Swedbank AB—ADR	76,164	1,398,371
Trustmark Corp.(c)	11,394	404,259
Turkiye Vakiflar Bankasi TAO—ADR	3,140	29,987
U.S. Bancorp(c)	10,187	526,566
UniCredit SpA—ADR	55,992	377,666
United Bankshares, Inc.(c)	9,571	367,431
United Overseas Bank Ltd.—ADR	14,223	524,260
Walker & Dunlop, Inc.	3,723	207,743
Wells Fargo & Co.	11,461	571,789
Woori Financial Group, Inc.—ADR	9,227	362,713
Zions Bancorp NA(c)	6,729	343,852

		60,388,589

Crop Production—0.02%
Cresud SACIF y A—ADR(a)	1,705	21,261
SLC Agricola SA—ADR	12,153	136,296

		157,557

Data Processing, Hosting and Related Services—0.93%
21Vianet Group, Inc.—ADR(a)	8,243	77,814
CoStar Group, Inc.(a)	785	359,161
Fidelity National Information Services, Inc.	11,581	1,252,485
First Data Corp.(a)(c)	14,006	352,111
Fiserv, Inc.(a)(c)	4,640	392,962
Hewlett Packard Enterprise Co.	40,137	657,444
HMS Holdings Corp.(a)	9,584	330,265
Liberty TripAdvisor Holdings, Inc.(a)	5,462	82,422
Verisk Analytics, Inc.(c)	6,117	773,372
Visa, Inc.(c)	21,836	3,234,347

		7,512,383

Educational Services—0.11%
China Distance Education Holdings Ltd.—ADR(a)	16,153	121,309
Estacio Participacoes SA—ADR	8,997	66,488
K12, Inc.(a)	5,808	186,088
Kroton Educacional SA—ADR	12,545	35,791
Laureate Education, Inc.(a)	15,390	235,313

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
New Oriental Education & Technology Group, Inc.—ADR(a)	685	$56,211
TAL Education Group—ADR(a)	4,109	146,281
Tarena International, Inc.—ADR	6,669	44,082

		891,563

Electrical Equipment, Appliance, and Component Manufacturing—1.18%
ABB Ltd.—ADR	4,325	85,246
AMETEK, Inc.	9,796	779,566
Arcelik AS—ADR	7,079	138,801
Axon Enterprise, Inc.(a)	820	44,141
Corning, Inc.(c)	29,246	1,018,053
Eaton Corp. PLC(b)	16,910	1,348,910
Emerson Electric Co.	11,871	809,009
Generac Holdings, Inc.(a)	6,638	342,255
Helen of Troy Ltd.(a)(b)(c)	2,245	251,687
Integer Holdings Corp.(a)	3,556	323,454
Japan Airport Terminal Co. Ltd.—ADR	25,022	493,934
Koninklijke Philips NV(b)	21,904	869,808
Mitsubishi Electric Corp.—ADR	40,557	1,016,560
National Presto Industries, Inc.(c)	3,529	395,743
Nidec Corp.—ADR(c)	18,453	558,665
Schneider Electric SE—ADR	18,214	281,771
SMC Corp.—ADR	35,924	628,670
Vicor Corp.(a)(c)	2,273	72,236
Yaskawa Electric Corp.—ADR	1,310	74,657

		9,533,166

Electronics and Appliance Stores—0.16%
Aaron’s, Inc.	7,727	419,499
Best Buy Co., Inc.(c)	6,688	460,402
PC Connection, Inc.(a)(c)	10,937	440,105

		1,320,006

Fabricated Metal Product Manufacturing—0.32%
Harsco Corp.(a)	9,084	203,300
NSK Ltd.—ADR	29,835	548,964
Parker Hannifin Corp.(c)	3,435	605,110
Simpson Manufacturing Co, Inc.(c)	2,544	152,462
SKF AB—ADR(c)	36,618	617,379
Timken Co.	11,340	492,043

		2,619,258

Fishing, Hunting and Trapping—0.11%
Mowi ASA—ADR(c)	39,031	902,592

Food and Beverage Stores—1.41%
Aeon Co. Ltd.—ADR	76,634	1,634,603
Carrefour SA—ADR	57,619	235,662
Casino Guichard Perrachon SA—ADR	30,112	318,817
J Sainsbury PLC—ADR	78,726	971,085
Koninklijke Ahold Delhaize NV—ADR	74,362	1,911,103
Kroger Co.(c)	38,488	1,128,853
Natural Grocers by Vitamin Cottage, Inc.(a)	4,838	68,700
Seven & i Holdings Co. Ltd.—ADR	96,146	2,113,289
Shoprite Holdings Ltd.—ADR	5,324	65,192
Sprouts Farmers Market, Inc.(a)(c)	22,775	531,113

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Tesco PLC—ADR	88,530	$795,885
Weis Markets, Inc.(c)	3,909	196,662
Wm Morrison Supermarkets PLC—ADR(c)	90,329	1,390,615

		11,361,579

Food Manufacturing—2.15%
Ajinomoto Co., Inc.—ADR	60,645	900,578
Archer-Daniels-Midland Co.	40,568	1,724,141
B&G Foods, Inc.(c)	2,440	60,073
Bunge Ltd.(b)	7,554	400,966
Chr Hansen Holding A/S—ADR	16,140	413,184
Hormel Foods Corp.(c)	26,044	1,129,268
Ingredion, Inc.(c)	6,147	568,290
Kellogg Co.(c)	15,842	891,271
Lamb Weston Holdings, Inc.	9,249	641,048
Nestle SA—ADR	52,576	4,749,190
Pilgrim’s Pride Corp.(a)	21,232	417,633
Post Holdings, Inc.(a)	11,127	1,133,619
Symrise AG—ADR	17,727	389,994
Tate & Lyle PLC—ADR	15,942	603,405
TreeHouse Foods, Inc.(a)(c)	8,372	507,176
Tyson Foods, Inc.	19,181	1,182,701
Unilever NV(b)	30,481	1,645,364

		17,357,901

Food Services and Drinking Places—0.89%
Bidvest Group Ltd.—ADR	4,744	140,517
BJ’s Restaurants, Inc.(c)	4,851	232,072
Brinker International, Inc.(c)	7,483	342,497
Casey’s General Stores, Inc.(c)	7,361	991,821
Chipotle Mexican Grill, Inc.(a)	425	258,200
Compass Group PLC—ADR	24,591	551,207
Cracker Barrel Old Country Store, Inc.(c)	898	145,467
Darden Restaurants, Inc.	4,818	540,146
Domino’s Pizza, Inc.	1,037	260,225
Hyatt Hotels Corp.(c)	8,675	631,280
McDonald’s Corp.	6,117	1,124,549
Starbucks Corp.	11,979	841,645
Texas Roadhouse, Inc.	2,539	160,744
Yum! Brands, Inc.	9,932	938,574

		7,158,944

Food, Beverage & Tobacco—0.04%
Simply Good Foods Co.(a)	16,888	345,528

Funds, Trusts, and Other Financial Vehicles—0.08%
HealthEquity, Inc.(a)(c)	3,106	249,971
NN Group NV—ADR	19,975	433,657

		683,628

Furniture and Home Furnishings Stores—0.12%
RH(a)(c)	954	146,525
Ryohin Keikaku Co. Ltd.—ADR	7,684	364,452
Williams-Sonoma, Inc.(c)	8,381	487,439

		998,416

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Furniture and Related Product Manufacturing—0.02%
La-Z-Boy, Inc.(c)	4,597	$158,183

Gasoline Stations—0.04%
Delek US Holdings, Inc.	8,968	317,288

General Merchandise Stores—1.20%
Burlington Stores, Inc.(a)(c)	2,560	434,534
Colruyt SA—ADR	53,991	956,180
Costco Wholesale Corp.	4,689	1,025,672
Dillard’s, Inc.(c)	3,091	242,767
Dollar General Corp.	5,595	662,784
Dollar Tree, Inc.(a)	5,973	575,379
Five Below, Inc.(a)(c)	935	112,527
Kering SA—ADR	17,525	955,814
Kohl’s Corp.(c)	11,776	795,233
Macy’s, Inc.	28,177	698,508
Pan Pacific International Holdings Corp.—ADR	30,999	461,265
Target Corp.	15,127	1,098,825
Tractor Supply Co.(c)	5,744	547,690
Wal-Mart de Mexico SAB de CV—ADR	8,292	215,924
Walmart, Inc.(c)	9,435	933,971

		9,717,073

Health and Personal Care Stores—0.38%
Clicks Group Ltd.—ADR	3,637	96,235
CVS Health Corp.	10,446	604,092
Sally Beauty Holdings, Inc.(a)(c)	20,072	362,701
Tilly’s, Inc.(a)	8,895	107,896
Ulta Beauty, Inc.(a)	1,059	330,927
Walgreens Boots Alliance, Inc.(c)	21,548	1,534,003

		3,035,854

Health Care Equipment & Services—0.01%
Covetrus, Inc.(a)	2,326	83,210

Heavy and Civil Engineering Construction—0.19%
Forterra, Inc.(a)	11,840	62,160
Great Lakes Dredge & Dock Corp.(a)	9,152	81,453
KBR, Inc.(c)	21,130	417,529
MasTec, Inc.(a)(c)	4,663	201,348
RWE AG—ADR	26,538	649,650
Sterling Constuction Co. Inc.(a)	7,327	107,047

		1,519,187

Hospitals—0.42%
Encompass Health Corp.	12,906	814,885
HCA Healthcare, Inc.	10,099	1,404,165
Tenet Healthcare Corp.(a)(c)	7,025	200,775
Universal Health Services, Inc.(c)	7,097	985,277

		3,405,102

Insurance Carriers and Related Activities—7.14%
Admiral Group PLC—ADR	21,952	626,510
Aegon NV(b)(c)	64,452	345,463
Aflac, Inc.	27,241	1,338,623
Ageas—ADR	34,274	1,686,795

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
AIA Group Ltd.—ADR	54,432	$2,165,849
Alleghany Corp.	1,564	1,005,589
Allianz SE—ADR	143,814	3,190,513
Allstate Corp.(c)	10,783	1,017,700
Anthem, Inc.	6,639	1,996,546
Aon PLC(b)	2,140	367,074
Arthur J. Gallagher & Co.(c)	7,759	622,893
Assurant, Inc.	7,320	753,887
Assured Guaranty Ltd.(b)	16,055	670,457
Athene Holding Ltd.(a)(b)	10,054	447,906
AXA SA—ADR	45,792	1,158,080
Berkshire Hathaway, Inc.(a)	36,707	7,389,120
Centene Corp.(a)	12,170	741,031
Chubb Ltd.(b)(c)	4,395	588,491
Cigna Corp.	5,835	1,017,857
Cincinnati Financial Corp.(c)	12,259	1,064,326
Employers Holdings, Inc.	5,647	235,254
Everest Re Group Ltd.(b)	2,548	576,128
Fanhua, Inc.—ADR	7,729	194,771
FBL Financial Group, Inc.	801	55,966
FedNat Holding Co.(c)	2,204	40,223
Genworth Financial, Inc.(a)	57,366	222,006
Hannover Rueck SE—ADR	23,086	1,727,987
HCI Group, Inc.	2,459	113,507
Health Insurance Innovations, Inc.(a)(c)	1,212	45,099
Humana, Inc.	3,121	889,610
Kemper Corp.	2,260	187,806
Legal & General Group PLC—ADR(c)	65,019	1,219,431
Loews Corp.(c)	35,929	1,710,939
Marsh & McLennan Companies, Inc.	6,297	585,747
MetLife, Inc.	25,676	1,160,298
MGIC Investment Corp.(a)	7,950	103,191
Molina Healthcare, Inc.(a)(c)	4,866	655,110
MS&AD Insurance Group Holdings, Inc.—ADR	129,352	1,949,335
Muenchener Rueckversicherungs-Gesellschaft AG—ADR	96,026	2,258,532
National Western Life Group, Inc.	1,422	437,976
Ping An Insurance Group Co. of China Ltd.—ADR	33,049	698,656
Primerica, Inc.(c)	2,871	358,990
Progressive Corp.	14,473	1,055,082
QBE Insurance Group Ltd.—ADR	48,016	423,981
Radian Group, Inc.	13,793	280,825
Reinsurance Group of America, Inc.	1,944	280,889
Safety Insurance Group, Inc.	3,272	292,320
SCOR SE—ADR	170,635	757,619
Selective Insurance Group, Inc.	2,119	139,769
Stewart Information Services Corp.	5,212	223,751
T&D Holdings, Inc.—ADR	127,902	764,214
Tokio Marine Holdings, Inc.—ADR	52,277	2,558,436
Topdanmark A/S—ADR	55,976	280,160
UnitedHealth Group, Inc.	16,727	4,051,614
Universal Insurance Holdings, Inc.(c)	6,217	242,712
WellCare Health Plans, Inc.(a)(c)	2,356	597,434
Zurich Insurance Group AG—ADR	61,606	2,028,070

		57,598,148

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Leather and Allied Product Manufacturing—0.28%
Crocs, Inc.(a)(c)	6,393	$164,172
Deckers Outdoor Corp.(a)(c)	2,009	297,232
Hermes International—ADR(c)	10,637	672,631
NIKE, Inc.	11,522	987,780
Steven Madden Ltd.(c)	4,949	163,268

		2,285,083

Machinery Manufacturing—2.50%
Advantest Corp.—ADR	33,885	801,550
Alfa Laval AB—ADR	16,173	352,733
Applied Materials, Inc.	18,150	695,871
ASML Holding NV(b)	5,022	918,372
Atlas Copco AB—Class A—ADR	26,102	706,581
Atlas Copco AB—Class B—ADR	21,371	535,515
Brooks Automation, Inc.(c)	2,869	92,124
Canon, Inc.—ADR(c)	34,552	995,098
Caterpillar, Inc.	5,348	734,495
Daikin Industries Ltd.—ADR(c)	126,451	1,366,303
Deere & Co.	1,206	197,832
Esterline Technologies Corp.(a)	1,309	159,371
Fabrinet(a)(b)(c)	4,617	270,095
FANUC Corp.—ADR(c)	47,897	792,216
FUJIFILM Holdings Corp.—ADR	25,419	1,144,362
Glaukos Corp.(a)(c)	3,143	233,116
Greenbrier Cos, Inc.(c)	6,092	251,295
II-VI, Inc.(a)(c)	6,644	282,237
Ingersoll-Rand PLC(b)(c)	8,644	912,461
ITT, Inc.	11,155	644,313
Kennametal, Inc.	4,819	181,628
Komatsu Ltd.—ADR	29,879	732,633
Konica Minolta, Inc.—ADR	47,342	922,696
Makita Corp.—ADR	22,856	815,388
Nikon Corp.—ADR	49,570	750,738
Olympus Corp.—ADR	11,406	505,856
Profire Energy, Inc.(a)	23,968	44,820
Ricoh Corp. Ltd.—ADR	23,152	236,035
Rolls-Royce Holdings PLC—ADR	26,833	343,865
Rudolph Technologies, Inc.(a)	5,775	130,400
Sandvik AB—ADR	50,809	832,252
Sharp Corp.—ADR	96,789	278,268
Snap-on, Inc.(c)	5,865	938,399
Steelcase, Inc.	13,917	243,687
Techtronic Industries Co. Ltd.—ADR	11,161	374,228
THK Co. Ltd.—ADR	39,930	492,537
Vestas Wind Systems A/S—ADR	6,350	176,403
Weichai Power Co. Ltd.—ADR	11,017	122,619

		20,208,392

Management of Companies and Enterprises—0.50%
AES Corp.	26,708	460,179
American Equity Invesment Life Holding Co.	10,361	327,926
Asahi Kasei Corp.—ADR(c)	28,068	612,163
BOC Hong Kong Holdings Ltd.—ADR	11,141	931,276
Bunzl PLC—ADR	19,303	616,248

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Kitov Pharma Ltd.—ADR(a)	49,689	$50,186
LexinFintech Holdings Ltd.—ADR(a)	7,449	86,781
Park24 Co. Ltd.—ADR	19,692	477,137
PPDAI Group, Inc.—ADR(a)	36,963	178,162
Simmons First National Corp.(c)	12,222	327,916

		4,067,974

Materials—0.01%
Olympic Steel, Inc.	3,090	60,008

Merchant Wholesalers, Durable Goods—1.30%
Adient PLC(b)	9,253	179,878
Arrow Electronics, Inc.(a)	10,084	803,695
Continental Building Products, Inc.(a)(c)	10,968	316,207
DXP Enterprises, Inc.(a)	4,912	173,737
Electronics For Imaging, Inc.(a)	3,047	82,391
Ferguson PLC—ADR	165,291	1,142,161
Geely Automobile Holdings Ltd.—ADR	5,940	222,275
Gibraltar Industries, Inc.(a)	7,493	303,467
HD Supply Holdings, Inc.(a)	9,026	388,208
Henry Schein, Inc.(a)(c)	5,814	344,770
Huntington Ingalls Industries, Inc.	1,786	374,006
KLA-Tencor Corp.	5,564	642,587
Knowles Corp.(a)(c)	27,998	455,807
Marubeni Corp.—ADR	12,500	897,250
Mitsui & Co. Ltd.—ADR	3,783	1,192,288
Mohawk Industries, Inc.(a)(c)	2,466	335,672
New Relic, Inc.(a)	1,817	192,148
Paycom Software, Inc.(a)(c)	2,095	380,724
Safran SA—ADR	12,593	428,918
Schnitzer Steel Industries, Inc.(c)	13,002	315,949
Tactile Systems Technology, Inc.(a)(c)	1,565	118,956
Trinity Industries, Inc.(c)	24,850	581,738
Warrior Met Coal, Inc.(c)	9,061	265,306
Weibo Corp.—ADR(a)	346	24,999
Xerox Corp.	11,928	368,575

		10,531,712

Merchant Wholesalers, Nondurable Goods—1.37%
Acuity Brands, Inc.	2,862	372,404
Andersons, Inc.	8,187	302,592
Danone SA—ADR	3,757	56,806
Herbalife Nutrition Ltd.(a)(b)	7,144	400,778
Ingevity Corp.(a)	2,642	304,411
ITOCHU Corp.—ADR	26,093	943,784
KOC Holding AS—ADR	5,437	95,746
Kunlun Energy Co. Ltd.—ADR	7,726	84,754
Orkla ASA—ADR	74,969	588,882
Performance Food Group Co.(a)	13,743	529,518
PetIQ, Inc.(a)	1,389	41,823
Procter & Gamble Co.	27,891	2,748,658
Pyxus International, Inc.(a)(c)	2,809	75,815
Suntory Beverage & Food Ltd.—ADR	46,448	1,025,804
Sysco Corp.(c)	15,038	1,015,817
Unilever PLC—ADR(c)	20,293	1,080,196

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Universal Corp.	2,239	$132,862
US Foods Holding Corp.(a)	32,634	1,150,021
Viking Therapeutics, Inc.(a)(c)	7,806	65,648

		11,016,319

Mining (except Oil and Gas)—1.19%
Anglo American Platinum Ltd.—ADR	14,689	133,229
Anglo American PLC—ADR	106,931	1,433,945
AngloGold Ashanti Ltd.—ADR	3,915	55,476
Arch Coal, Inc.(c)	2,102	195,822
BHP Group Ltd.—ADR(c)	28,156	1,489,453
BHP Group PLC—ADR	23,975	1,111,721
Cia de Minas Buenaventura SAA—ADR	862	14,344
CNX Resources Corp.(a)(c)	49,971	529,693
CONSOL Energy, Inc.(a)	3,037	115,254
Fortescue Metals Group Ltd.—ADR	44,097	397,093
Freeport-McMoRan, Inc.	23,426	302,195
Glencore PLC—ADR(c)	82,512	662,984
Harmony Gold Mining Co. Ltd.—ADR(a)	7,138	14,847
Kumba Iron Ore Ltd.—ADR	9,959	88,784
Mechel PJSC—ADR(a)	40,491	93,939
MMC Norilsk Nickel PJSC—ADR(c)	11,399	245,876
Newcrest Mining Ltd.—ADR	19,192	330,582
Peabody Energy Corp.	4,668	144,008
Rio Tinto PLC—ADR(c)	21,891	1,274,056
Sumitomo Metal Mining Co. Ltd.—ADR	42,298	303,700
Vale SA—ADR(a)	43,441	542,144
Vedanta Ltd.—ADR	11,680	112,128

		9,591,273

Miscellaneous Manufacturing—1.70%
ABIOMED, Inc.(a)	1,658	554,601
Acushnet Holdings Corp.(c)	11,472	285,768
Argenx SE—ADR(a)	1,665	221,928
Baxter International, Inc.(c)	8,601	642,753
BioTelemetry, Inc.(a)(c)	2,804	209,515
Boston Scientific Corp.(a)	11,029	442,483
Brady Corp.	9,214	435,914
Callaway Golf Co.	13,444	231,371
Coloplast A/S—ADR(c)	62,367	619,304
CONMED Corp.	4,464	343,282
CryoLife, Inc.(a)	4,972	147,072
Edwards Lifesciences Corp.(a)	4,619	781,951
EnPro Industries, Inc.	1,559	106,932
EssilorLuxottica SA—ADR	10,476	633,222
Globus Medical, Inc.(a)(c)	1,363	66,364
Haemonetics Corp.(a)	3,986	346,264
Hill-Rom Holdings, Inc.	6,679	708,308
Inogen, Inc.(a)(c)	814	87,472
Intuitive Surgical, Inc.(a)(c)	1,593	872,343
iRhythm Technologies, Inc.(a)(c)	961	92,054
Matson, Inc.	6,293	227,240
Merit Medical Systems, Inc.(a)	4,120	229,608
Mirati Therapeutics, Inc.(a)(c)	1,155	84,084
Nintendo Co., Ltd.—ADR(c)	17,379	595,231

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Penumbra, Inc.(a)(c)	2,145	$286,722
Smith & Nephew PLC—ADR(c)	19,866	767,622
STAAR Surgical Co.(a)(c)	4,418	162,582
STERIS PLC(b)	8,937	1,081,020
Stryker Corp.	2,980	561,760
Tandem Diabetes Care, Inc.(a)	1,502	98,486
Textron, Inc.	12,732	691,348
TransEnterix, Inc.(a)(c)	71,925	179,093
Wright Medical Group NV(a)(b)(c)	8,455	264,726
Yamaha Corp.—ADR	13,130	641,794

		13,700,217

Miscellaneous Store Retailers—0.14%
Etsy, Inc.(a)(c)	4,168	297,054
Office Depot, Inc.	62,786	217,867
Ollie’s Bargain Outlet Holdings, Inc.(a)(c)	1,958	172,735
Party City Holdco, Inc.(a)(c)	11,628	121,047
Rent-A-Center, Inc.(a)	5,886	109,538
Woolworths Holdings Ltd.(b)	73,280	250,618

		1,168,859

Motion Picture and Sound Recording Industries—0.33%
AMC Entertainment Holdings, Inc.(c)	6,198	86,958
Cinemark Holdings, Inc.(c)	25,358	954,222
Netflix, Inc.(a)	3,381	1,210,736
Vivendi SA—ADR	10,440	304,169
World Wrestling Entertainment, Inc.	1,569	131,325

		2,687,410

Motor Vehicle and Parts Dealers—0.34%
Advance Auto Parts, Inc.	1,753	283,600
Asbury Automotive Group, Inc.(a)(c)	3,337	239,563
Auto Trader Group PLC—ADR	242,976	383,902
AutoZone, Inc.(a)	367	344,602
CarMax, Inc.(a)(c)	5,053	313,791
Group 1 Automotive, Inc.(c)	3,688	229,320
Lithia Motors, Inc.(c)	2,125	191,824
Murphy USA, Inc.(a)	2,136	166,117
O’Reilly Automotive, Inc.(a)(c)	1,480	550,501

		2,703,220

Nonmetallic Mineral Product Manufacturing—0.20%
AGC, Inc.—ADR	96,050	665,146
Anhui Conch Cement Co. Ltd.—ADR	9,947	284,733
Cemex SAB de CV—ADR(a)	3,395	16,466
CRH PLC—ADR	13,230	419,920
Loma Negra Cia Industrial Argentina SA—ADR(a)	5,552	62,349
Semen Indonesia Persero Tbk PT—ADR(c)	8,909	161,520

		1,610,134

Nonstore Retailers—1.01%
Acorn International, Inc.—ADR	7,968	229,080
Amazon.com, Inc.(a)	3,549	5,819,756
Baozun, Inc.—ADR(a)(c)	1,869	69,994
Copart, Inc.(a)(c)	11,383	667,841

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Insight Enterprises, Inc.(a)	6,564	$366,402
MonotaRO Co. Ltd.—ADR	22,823	537,484
Systemax, Inc.	4,357	88,273
WW Grainger, Inc.(c)	1,293	394,068

		8,172,898

Nursing and Residential Care Facilities—0.11%
Acadia Healthcare Co., Inc.(a)(c)	11,206	294,605
Brookdale Senior Living, Inc.(a)(c)	7,172	48,483
Ensign Group, Inc.	6,266	309,853
Omnicell, Inc.(a)	2,707	229,960

		882,901

Oil and Gas Extraction—1.79%
Akzo Nobel NV—ADR	20,132	609,597
Anadarko Petroleum Corp.	6,760	294,060
Apache Corp.(c)	6,807	225,856
BASF SE—ADR	4,417	84,321
Cabot Oil & Gas Corp.	7,760	191,051
California Resources Corp.(a)(c)	4,425	104,651
Chesapeake Energy Corp.(a)(c)	119,685	354,268
CNOOC Ltd.—ADR	2,668	463,458
Continental Resources, Inc.(a)(c)	6,464	288,359
Denbury Resources, Inc.(a)(c)	40,803	78,342
Devon Energy Corp.(c)	12,116	357,543
Ecopetrol SA—ADR(c)	16,127	326,410
EOG Resources, Inc.	7,002	658,188
Galp Energia SGPS SA—ADR	5,952	48,598
Gazprom Neft PJSC—ADR	5,062	125,740
Gulfport Energy Corp.(a)(c)	24,212	185,464
Laredo Petroleum, Inc.(a)	16,471	56,496
LUKOIL PJSC—ADR	13,718	1,146,139
Noble Energy, Inc.(c)	12,753	282,479
Northern Oil and Gas, Inc.(a)	29,158	69,104
Oasis Petroleum Inc.(a)	12,431	69,489
Occidental Petroleum Corp.	8,512	563,069
Petroleo Brasileiro SA—ADR	10,097	158,725
Phillips 66	8,024	773,193
QEP Resources, Inc.(a)(c)	23,937	185,751
Range Resources Corp.(c)	33,816	361,831
Renewable Energy Group, Inc.(a)(c)	7,619	202,437
Repsol SA—ADR	63,241	1,092,488
Sasol Ltd.—ADR	12,565	383,735
Southwestern Energy Co.(a)(c)	55,933	236,597
Surgutneftegas PJSC—ADR	50,608	194,841
Tatneft PJSC—ADR	6,843	478,052
TOTAL SA—ADR	46,270	2,633,226
W&T Offshore, Inc.(a)	23,991	124,993
Whiting Petroleum Corp.(a)	10,393	253,277
Woodside Petroleum Ltd.—ADR	29,383	757,641

		14,419,469

Other Information Services—0.83%
Alibaba Group Holding Ltd.—ADR(a)(c)	14,448	2,644,418
Changyou.com Ltd.—ADR(a)	303	6,181

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Facebook, Inc.(a)	8,407	$1,357,310
Internet Initiative Japan, Inc.—ADR	14,253	160,631
LiveRamp Holdings, Inc.(a)(c)	6,520	350,450
NetEase, Inc.—ADR	1,033	230,586
QuinStreet, Inc.(a)(c)	4,121	55,180
Renren, Inc.—ADR(a)(c)	158,341	229,594
Travelzoo(a)	3,558	47,215
Twitter, Inc.(a)	23,626	727,208
VeriSign, Inc.(a)	3,580	637,383
YY, Inc.—ADR(a)	2,961	208,751

		6,654,907

Paper Manufacturing—0.68%
Essity AB—ADR	27,933	778,772
Greif, Inc.	4,173	167,755
Nitto Denko Corp.—ADR	21,844	586,293
Stora Enso OYJ—ADR	38,087	509,985
Suzano Papel e Celulose SA—ADR	2,087	53,135
Svenska Cellulosa AB SCA—ADR	78,380	728,934
Unicharm Corp.—ADR	259,333	1,675,291
UPM-Kymmene OYJ—ADR	26,421	798,442
Verso Corp.(a)	8,541	167,831

		5,466,438

Performing Arts, Spectator Sports, and Related Industries—0.25%
Churchill Downs, Inc.	2,178	204,296
International Game Technology PLC(b)	13,933	240,344
International Speedway Corp.	14,631	632,791
IRSA Propiedades Comerciales SA—ADR(a)	4,167	94,591
MultiChoice Group Ltd.—ADR(a)	3,131	2,567
Viacom, Inc.(c)	28,321	827,540

		2,002,129

Personal and Laundry Services—0.02%
Regis Corp.(a)	6,845	123,826

Petroleum and Coal Products Manufacturing—3.21%
BP PLC—ADR(c)	68,312	2,913,507
Chevron Corp.	29,728	3,554,874
China Petroleum & Chemical Corp.—ADR	4,337	372,115
CVR Energy, Inc.	3,616	146,593
Eni SpA—ADR	48,889	1,689,115
Equinor ASA—ADR(c)	49,909	1,120,956
Exxon Mobil Corp.	60,088	4,748,754
HollyFrontier Corp.(c)	11,666	597,299
Marathon Oil Corp.	33,618	558,059
Marathon Petroleum Corp.	11,163	692,218
Murphy Oil Corp.(c)	17,282	499,450
Norsk Hydro ASA—ADR	80,877	331,596
OMV AG—ADR(c)	12,566	667,883
PBF Energy, Inc.	12,786	397,261
Royal Dutch Shell PLC—Class A—ADR	62,791	3,906,228
Royal Dutch Shell PLC—Class B—ADR(c)	48,382	3,077,579
Valero Energy Corp.	7,440	606,806

		25,880,293

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Pipeline Transportation—0.08%
ENN Energy Holdings Ltd.—ADR	14,652	$606,446

Plastics and Rubber Products Manufacturing—0.33%
Advanced Drainage Systems, Inc.	12,224	310,734
Bridgestone Corp.—ADR	58,951	1,167,230
Carlisle Cos, Inc.	6,414	789,435
Goodyear Tire & Rubber Co.(c)	13,812	273,201
Raven Industries, Inc.	2,625	104,790

		2,645,390

Primary Metal Manufacturing—0.91%
AK Steel Holding Corp.(a)(c)	33,346	100,705
Alcoa Corp.(a)(c)	10,085	297,508
Allegheny Technologies, Inc.(a)(c)	10,886	311,666
Alumina Ltd.—ADR	46,210	359,282
ArcelorMittal(b)(c)	27,573	630,043
Atkore International Group, Inc.(a)	7,677	177,339
Carpenter Technology Corp.(c)	9,116	427,905
Cia Siderurgica Nacional SA—ADR	24,378	84,835
Commercial Metals Co.	6,799	112,523
Encore Wire Corp.	10,236	606,381
Finisar Corp.(a)	4,760	116,572
Kubota Corp.—ADR	3,448	233,016
Nippon Steel & Sumitomo Metal Corp.—ADR	30,369	557,575
Nucor Corp.	14,274	864,576
POSCO—ADR	3,215	187,435
Reliance Steel & Aluminum Co.	9,772	872,151
Ryerson Holding Corp.(a)	6,841	57,943
Steel Dynamics, Inc.	13,058	487,325
SunCoke Energy, Inc.(a)	25,777	255,708
Tenaris SA—ADR	3,082	81,827
Ternium SA—ADR	6,583	189,920
United States Steel Corp.(c)	13,024	291,868

		7,304,103

Printing and Related Support Activities—0.27%
Dai Nippon Printing Co. Ltd.—ADR(c)	91,012	1,059,380
Ennis, Inc.(c)	23,086	489,423
Quad/Graphics, Inc.(c)	11,692	170,586
Toppan Printing Co. Ltd.—ADR	52,834	430,069

		2,149,458

Professional, Scientific, and Technical Services—3.38%
58.com, Inc.—ADR(a)	1,180	86,034
Accenture PLC(b)	4,950	798,831
Alteryx, Inc.(a)(c)	1,031	78,676
Amadeus IT Group SA—ADR	7,376	554,860
Amdocs Ltd.(b)	11,890	660,727
Amgen, Inc.	12,792	2,431,504
AMN Healthcare Services, Inc.(a)(c)	3,590	179,536
Arrowhead Pharmaceuticals, Inc.(a)(c)	4,473	87,313
Biogen, Inc.(a)	2,446	802,312
Booz Allen Hamilton Holding Corp.	11,693	618,092
CACI International, Inc.(a)	2,940	535,844
CDW Corp.	12,464	1,170,244

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Cerner Corp.(a)(c)	6,375	$356,681
CGG SA—ADR(a)	68,908	130,236
Codexis, Inc.(a)	3,768	81,464
Cognizant Technology Solutions Corp.—Class A	6,916	490,898
Exact Sciences Corp.(a)(c)	3,916	356,356
F5 Networks, Inc.(a)(c)	5,318	894,169
FactSet Research Systems, Inc.(c)	986	231,878
Fate Therapeutics, Inc.(a)	4,475	70,302
FTI Consulting, Inc.(a)(c)	6,296	466,911
Gravity Co. Ltd.—ADR(c)	15,267	699,992
HealthStream, Inc.(a)	8,090	224,902
Hennes & Mauritz AB—ADR	177,268	536,236
Imperial Holdings Ltd.—ADR	11,038	49,561
Industria de Diseno Textil SA—ADR	19,519	294,639
Infosys Ltd.—ADR(c)	39,270	420,974
Insperity, Inc.	2,625	331,459
International Business Machines Corp.	4,627	639,128
IQVIA Holdings, Inc.(a)	7,170	1,004,517
Jack Henry & Associates, Inc.	4,831	640,736
JGC Corp.—ADR	14,395	419,255
Kalbe Farma Tbk PT—ADR	2,665	56,138
Liberty SiriusXM Group(a)	18,669	769,349
LPL Financial Holdings, Inc.	9,806	739,470
MAXIMUS, Inc.(c)	5,943	420,051
Naspers Ltd.—ADR	15,654	677,818
Navigant Consulting, Inc.(c)	18,379	378,424
NeoGenomics, Inc.(a)(c)	7,417	145,373
NextGen Healthcare, Inc.(a)	8,300	145,250
NuCana PLC—ADR(a)(c)	7,660	91,154
Okta, Inc.(a)	2,781	236,051
Omnicom Group, Inc.(c)	12,710	962,148
Pandora A/S—ADR	34,853	456,749
Perficient, Inc.(a)(c)	17,637	504,595
Sabre Corp.	23,489	526,858
salesforce.com, Inc.(a)	4,924	805,812
Sangamo Therapeutics, Inc.(a)	4,839	43,599
Santen Pharmaceutical Co. Ltd.—ADR	16,616	259,293
Science Applications International Corp.(c)	1,934	144,470
ServiceNow, Inc.(a)	2,862	685,277
SPS Commerce, Inc.(a)	3,395	362,518
Sykes Enterprises, Inc.(a)(c)	5,080	150,317
Telia Co. AB—ADR	45,781	395,090
Trade Desk, Inc.(a)(c)	1,148	226,776
Unisys Corp.(a)(c)	16,625	224,604
Vericel Corp.(a)(c)	4,272	79,929
Verint Systems, Inc.(a)(c)	9,457	503,585
VMware, Inc.(a)	2,274	390,696
Wipro Ltd.—ADR	36,678	205,397
Wirecard AG—ADR	3,952	270,514
Zealand Pharma A/S—ADR(a)	5,307	77,907

		27,279,479

Publishing Industries (except Internet)—3.53%
Adobe, Inc.(a)	5,532	1,452,150
Appfolio, Inc.(a)	3,609	260,859

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Bottomline Technologies DE, Inc.(a)(c)	3,038	$151,535
Citrix Systems, Inc.(c)	5,932	625,826
Coupa Software, Inc.(a)(c)	841	79,214
Dassault Systemes SE—ADR	1,969	287,947
DXC Technology Co.	9,947	655,109
Evolent Health, Inc.(a)(c)	9,097	119,989
Fair Isaac Corp.(a)	2,674	662,671
Fortinet, Inc.(a)	5,527	479,688
Gannett Co., Inc.(c)	11,917	139,906
Informa PLC—ADR	18,921	358,837
InterActiveCorp(a)	3,829	815,768
Intuit, Inc.	3,805	940,330
Konami Holdings Corp.—ADR	10,081	416,117
LogMeIn, Inc.	1,793	142,436
Medidata Solutions, Inc.(a)(c)	3,999	300,005
Microsoft Corp.	73,347	8,217,064
MiX Telematics Ltd.—ADR	3,547	67,606
Momo, Inc.—ADR(a)	4,550	150,924
New Media Investment Group, Inc.	16,148	215,091
Palo Alto Networks, Inc.(a)	1,016	250,210
Pearson PLC—ADR(c)	52,476	595,603
Qualys, Inc.(a)(c)	1,198	100,189
Red Hat, Inc.(a)	1,948	355,705
RELX PLC—ADR	32,945	759,382
SailPoint Technologies Holding, Inc.(a)(c)	6,075	187,353
SAP SE—ADR	15,959	1,709,688
Scholastic Corp.(c)	9,237	390,817
Tableau Software, Inc.(a)	2,740	361,406
Temenos AG—ADR(a)	2,192	316,744
Trend Micro, Inc.—ADR	12,363	611,907
Tribune Media Co.(c)	30,598	1,414,546
Twenty-First Century Fox, Inc.—Class A	29,645	1,494,997
Twenty-First Century Fox, Inc.—Class B	29,001	1,454,690
Twilio, Inc.(a)(c)	2,440	296,924
Ubisoft Entertainment SA—ADR(a)	15,124	217,937
Veeva Systems, Inc.(a)	6,268	739,060
Wolters Kluwer NV—ADR	5,895	388,628
Workday, Inc.(a)	1,394	275,914

		28,460,772

Rail Transportation—0.85%
CSX Corp.(c)	14,085	1,023,557
East Japan Railway Co.—ADR	91,427	1,456,432
Genesee & Wyoming, Inc.(a)(c)	14,491	1,188,262
Norfolk Southern Corp.(c)	5,130	919,809
Union Pacific Corp.(c)	8,165	1,369,271
West Japan Railway Co.—ADR	11,454	862,887

		6,820,218

Real Estate—0.26%
China Overseas Land & Investment Ltd.—ADR	8,849	162,893
Daito Trust Construction Co. Ltd.—ADR	8,874	309,348
Kennedy-Wilson Holdings, Inc.	23,448	487,249
Marcus & Millichap, Inc.(a)	8,945	345,456

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Mitsubishi Estate Co. Ltd.—ADR	29,877	$512,540
RMR Group, Inc.	3,958	283,195

		2,100,681

Rental and Leasing Services—0.44%
AMERCO(a)	1,644	632,266
Ashtead Group PLC—ADR	5,434	576,819
Brambles Ltd.—ADR(c)	30,509	509,500
Enova International, Inc.(a)	6,616	168,840
Fly Leasing Ltd.—ADR(a)	38,523	442,244
GATX Corp.	2,129	169,256
Hertz Global Holdings, Inc.(a)	4,280	81,748
Localiza Rent a Car SA—ADR	1,592	14,555
McGrath RentCorp.	6,783	405,895
Triton International Ltd.(b)	10,189	335,320
United Rentals, Inc.(a)	1,753	235,936

		3,572,379

Retailing—0.04%
Jumei International Holding Ltd.—ADR(a)	114,786	304,183

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.41%
Alarm.com Holdings, Inc.(a)(c)	2,921	191,705
ASX Ltd.—ADR	20,545	1,019,648
CME Group, Inc.	5,999	1,091,278
CommScope Holding Co., Inc.(a)	14,465	337,179
Cowen, Inc.(a)(c)	8,719	134,970
Daiwa Securities Group, Inc.—ADR	183,122	932,092
Deutsche Boerse AG—ADR	41,152	517,898
E*TRADE Financial Corp.	3,657	179,156
Evercore, Inc.	3,195	294,260
Fidelity National Financial, Inc.(c)	16,575	581,617
First Pacific Co. Ltd.—ADR	485,213	965,574
Franklin Resources, Inc.(c)	15,918	519,086
GAIN Capital Holdings, Inc.	12,630	87,147
GDS Holdings Ltd.—ADR(a)	504	16,768
Genting Bhd—ADR	4,661	42,237
Goldman Sachs Group, Inc.(c)	1,583	311,376
Hexindai, Inc.—ADR	14,700	54,096
Hong Kong Exchanges & Clearing Ltd.—ADR	26,709	924,933
Huami Corp.—ADR(a)	1,311	24,476
Indivior PLC—ADR(a)	8,278	58,029
Intercontinental Exchange, Inc.	10,159	783,767
Japan Exchange Group, Inc.—ADR	147,640	1,296,279
Leju Holdings Ltd.—ADR(a)	38,578	65,197
London Stock Exchange Group PLC—ADR(c)	21,723	326,605
MarketAxess Holdings, Inc.(c)	1,318	321,434
Morgan Stanley	25,564	1,073,177
MSCI, Inc.	5,321	982,895
National General Holdings Corp.	10,390	268,166
Nexeo Solutions, Inc.(a)(c)	31,723	315,009
Noah Holdings Ltd.—ADR(a)	703	40,598
Nomura Holdings, Inc.—ADR(c)	174,920	682,188
Oppenheimer Holdings, Inc.	10,644	300,374
ORIX Corp.—ADR	20,574	1,492,026

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Qudian, Inc.—ADR(a)	14,833	$93,448
Rakuten, Inc.—ADR	52,270	415,285
Raymond James Financial, Inc.	7,528	621,662
Secoo Holding Ltd.—ADR(a)	1,728	16,295
Stifel Financial Corp.(c)	7,231	393,583
Syneos Health, Inc.(a)(c)	3,723	155,510
T Rowe Price Group, Inc.	3,518	353,313
TD Ameritrade Holding Corp.	7,004	394,535
Travelport Worldwide Ltd.(b)	22,584	355,020
WesBanco, Inc.	9,775	414,753
Yintech Investment Holdings Ltd.—ADR	854	5,671

		19,450,315

Software & Services—0.01%
Cheetah Mobile, Inc.—ADR(a)	9,354	68,284

Specialty Trade Contractors—0.19%
Comfort Systems USA, Inc.	5,950	319,039
EMCOR Group, Inc.	7,885	568,745
Quanta Services, Inc.	18,231	649,753

		1,537,537

Sporting Goods, Hobby, Musical Instrument, and Book Stores—0.16%
Barnes & Noble, Inc.	24,039	151,446
Dick’s Sporting Goods, Inc.(c)	16,971	662,888
Hibbett Sports, Inc.(a)(c)	4,519	83,782
Michaels Cos., Inc.(a)(c)	29,122	411,785

		1,309,901

Support Activities for Mining—0.75%
Antero Resources Corp.(a)(c)	25,695	222,519
Archrock, Inc.	15,613	152,383
Century Aluminum Co.(a)	4,199	36,237
Cleveland-Cliffs, Inc.(c)	27,268	302,402
ConocoPhillips	16,439	1,115,385
Gazprom PJSC—ADR(c)	146,323	690,645
Helix Energy Solutions Group, Inc.(a)(c)	10,150	75,110
Hess Corp.(c)	4,352	251,763
Mammoth Energy Services, Inc.(c)	7,246	166,586
ONE Gas, Inc.	5,893	509,450
Patterson-UTI Energy, Inc.	14,631	194,007
Petrofac Ltd.—ADR	42,583	121,362
Petroleum Geo-Services ASA—ADR(a)	54,536	116,980
Pioneer Energy Services Corp.(a)(c)	27,036	47,854
ProPetro Holding Corp.(a)(c)	4,486	89,092
Smart Sand, Inc.(a)(c)	47,972	143,436
South32 Ltd.—ADR	60,022	837,006
Unit Corp.(a)(c)	12,052	187,409
Wesfarmers Ltd.—ADR	66,619	827,075

		6,086,701

Support Activities for Transportation—0.39%
CH Robinson Worldwide, Inc.(c)	4,971	449,279
Expeditors International of Washington, Inc.	11,217	840,714
Grupo Aeroportuario del Centro Norte SAB de CV—ADR	2,770	126,312
Grupo Aeroportuario del Pacifico SAB de CV—ADR	697	64,995

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV—ADR	619	$104,784
Hub Group, Inc.(a)	7,204	309,628
Japan Airlines Co. Ltd.—ADR	49,047	894,618
Tuniu Corp.—ADR(a)	10,700	53,286
XPO Logistics, Inc.(a)	5,835	293,792

		3,137,408

Telecommunications—3.74%
America Movil SAB de CV—Class L—ADR	13,949	200,587
America Movil SAB de CV—Series A—ADR	664	9,568
AT&T, Inc.	68,356	2,127,239
Autohome, Inc.—ADR(a)	1,922	180,764
Blucora, Inc.(a)	5,353	143,942
BT Group PLC—ADR	51,620	745,909
CenturyLink, Inc.(c)	72,051	950,353
China Mobile Ltd.—ADR(c)	27,473	1,447,552
China Telecom Corp. Ltd.—ADR	9,559	519,818
China Unicom Hong Kong Ltd.—ADR	24,026	283,507
Chunghwa Telecom Co. Ltd.—ADR	21,654	753,992
Deutsche Telekom AG—ADR	21,088	347,214
Hellenic Telecommunications Organization SA—ADR	1,359	8,562
Intelsat SA(a)(b)	2,400	57,792
Iridium Communications, Inc.(a)(c)	3,838	81,711
JD.com, Inc.—ADR(a)	4,095	113,472
KDDI Corp.—ADR	123,740	1,490,448
KT Corp.—ADR	40,861	546,312
Magyar Telekom Telecommunications PLC—ADR	7,014	58,427
Mobile TeleSystems PJSC—ADR	40,455	312,717
MTN Group Ltd.—ADR	13,420	77,836
Nippon Telegraph & Telephone Corp.—ADR	25,893	1,122,591
Orange SA—ADR	38,764	590,763
PLDT, Inc.—ADR	4,638	92,806
Rostelecom PJSC—ADR	11,225	71,279
SK Telecom Co. Ltd.—ADR	23,643	605,261
SoftBank Group Corp.—ADR	36,885	1,711,833
Spark New Zealand Ltd.—ADR	50,171	633,911
Sprint Corp.(a)	167,193	1,061,676
Swisscom AG—ADR	16,550	767,093
Telecom Italia SpA/Milano—ADR	33,836	183,391
Telefonica SA—ADR	143,193	1,238,619
Telekomunikasi Indonesia Persero Tbk PT—ADR	26,996	744,550
Telenor ASA—ADR	41,935	821,087
Telephone & Data Systems, Inc.(c)	38,263	1,226,329
Tencent Holdings Ltd.—ADR	57,517	2,462,303
TIM Participacoes SA—ADR	5,559	87,721
T-Mobile US, Inc.(a)	21,544	1,555,693
Ubiquiti Networks, Inc.(c)	2,025	292,390
United States Cellular Corp.(a)(c)	7,747	361,707
VEON Ltd.—ADR	53,566	134,451
Verizon Communications, Inc.	60,428	3,439,561
Windstream Holdings, Inc.(a)	14,940	5,976
XL Axiata Tbk PT—ADR(a)	45,027	152,867
Yahoo Japan Corp.—ADR	71,436	380,397

		30,201,977

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Transit and Ground Passenger Transportation—0.23%
Central Japan Railway Co.—ADR	82,056	$1,838,465

Transportation Equipment Manufacturing—2.75%
Aerovironment, Inc.(a)	745	59,354
Airbus SE—ADR(c)	21,895	704,143
Allison Transmission Holdings, Inc.	14,659	728,552
Astra International, Tbk PT—ADR	49,996	512,959
Boeing Co.	4,894	2,153,165
BorgWarner, Inc.(c)	7,296	296,291
Denso Corp.—ADR	45,682	983,761
Dongfeng Motor Group Co. Ltd.—ADR	4,369	232,256
Ford Motor Co.	43,921	385,187
Ford Otomotiv Sanayi AS—ADR	1,793	90,600
Fox Factory Holding Corp.(a)	1,908	120,929
General Motors Co.	22,113	873,021
Gentex Corp.(c)	22,697	461,657
Great Wall Motor Co. Ltd.—ADR	20,743	151,009
Honda Motor Co. Ltd.—ADR	70,677	1,998,039
Isuzu Motors Ltd.—ADR	52,223	754,361
Lear Corp.	3,894	592,161
Mazda Motor Corp.—ADR(c)	154,279	900,218
MTU Aero Engines AG—ADR	5,479	585,924
Navistar International Corp.(a)	2,195	84,222
Nissan Motor Co. Ltd.—ADR(c)	13,832	239,086
Oshkosh Corp.	7,827	609,019
PACCAR, Inc.(c)	14,094	955,573
Peugeot SA—ADR	33,337	846,260
Renault SA—ADR	20,007	272,795
Shimano, Inc.—ADR	60,358	914,122
Subaru Corp.—ADR(c)	60,050	747,322
Tata Motors Ltd.—ADR(a)(c)	19,448	243,100
Tesla, Inc.(a)(c)	761	243,429
Thor Industries, Inc.(c)	7,961	514,042
Toyota Motor Corp.—ADR	29,703	3,595,252
Volkswagen AG—Unsponsored—ADR(a)	14,690	258,691
Volkswagen AG—Sponsored—ADR	3	96
Winnebago Industries, Inc.	3,427	111,823

		22,218,419

Truck Transportation—0.40%
ArcBest Corp.(c)	5,145	179,200
DSV A/S—ADR	17,329	718,546
Knight-Swift Transportation Holdings, Inc.(c)	7,085	238,269
Landstar System, Inc.(c)	6,099	662,839
Marten Transport Ltd.(c)	4,506	84,037
Old Dominion Freight Lines, Inc.(c)	3,789	571,268
Saia, Inc.(a)(c)	4,288	283,694
Werner Enterprises, Inc.(c)	9,454	326,447
YRC Worldwide, Inc.(a)	15,716	120,542

		3,184,842

Utilities—2.95%
AGL Energy Ltd.—ADR	29,928	451,913
Ameren Corp.	7,607	541,923

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Atmos Energy Corp.	2,746	$271,442
Black Hills Corp.	8,554	607,163
CenterPoint Energy, Inc.	26,473	797,896
Central Puerto SA—ADR	6,873	70,105
Cia Energetica de Minas Gerais—ADR	17,184	76,812
Cia Paranaense de Energia—ADR	6,215	53,263
CLP Holdings Ltd.—ADR	139,979	1,661,552
Consolidated Edison, Inc.(c)	8,664	714,347
Duke Energy Corp.(c)	16,458	1,475,624
E.ON SE—ADR	53,659	588,639
Électricité de France SA—ADR	203,679	580,485
Enagas SA—ADR	3,075	43,711
Enel Americas SA—ADR	10,901	95,602
Enel Chile SA—ADR	13,029	68,011
Enel SpA—ADR	120,238	721,428
Engie SA—ADR	57,766	866,490
Entergy Corp.	4,708	439,398
Exelon Corp.	35,258	1,713,187
FirstEnergy Corp.(c)	19,364	789,083
Guangdong Investment Ltd.—ADR	1,399	131,506
Hong Kong & China Gas Co. Ltd.—ADR(c)	473,426	1,091,247
Iberdrola SA—ADR	42,620	1,427,344
IDACORP, Inc.	2,974	292,671
Kinder Morgan, Inc.	19,478	373,198
NorthWestern Corp.	5,034	345,030
NRG Energy, Inc.(c)	19,061	794,462
OGE Energy Corp.(c)	21,094	896,917
ONEOK, Inc.(c)	3,278	210,644
Otter Tail Corp.	12,967	651,981
PG&E Corp.(a)	20,194	343,904
Portland General Electric Co.	13,301	666,912
Red Electrica Corp. SA—ADR	28,819	309,660
Southwest Gas Holdings, Inc.	5,371	440,100
Terna Rete Elettrica Nazionale SpA—ADR	22,822	425,744
Tokyo Gas Co. Ltd.—ADR	33,334	450,009
UGI Corp.	22,717	1,247,163
Vistra Energy Corp.	10,883	283,393
WEC Energy Group, Inc.(c)	10,285	784,540

		23,794,499

Waste Management and Remediation Services—0.28%
Darling Ingredients, Inc.(a)(c)	5,965	131,111
Republic Sevices, Inc.(c)	13,546	1,062,413
Waste Management, Inc.	10,585	1,071,731

		2,265,255

Water Transportation—0.14%
Carnival Corp.(b)	6,350	366,775
Carnival PLC—ADR	2,369	134,607
Golar LNG Ltd.(b)	2,415	49,846
Norwegian Cruise Line Holdings Ltd.(a)(b)	5,577	309,691
SEACOR Holdings, Inc.(a)(c)	5,844	260,993

		1,121,912

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Wholesale Electronic Markets and Agents and Brokers—0.11%
KAR Auction Services, Inc.	19,550	$921,783

Wood Product Manufacturing—0.08%
Louisiana-Pacific Corp.	15,666	395,880
Universal Forest Products, Inc.	8,685	268,974

		664,854

Total Common Stocks (Cost $719,895,172)		761,439,516

Preferred Stocks—0.37%
Administration of Economic Programs—0.00%
Centrais Electricas Brasileiras SA—ADR(a)	1,646	16,460

Air Transportation—0.01%
Gol Linhas Aereas Inteligentes SA—ADR(a)	4,076	57,512

Chemical Manufacturing—0.00%
Braskem SA—ADR	422	12,166

Credit Intermediation and Related Activities—0.16%
Banco Bradesco SA—ADR	34,623	397,472
Bancolombia SA—ADR	12,455	602,076
Itau Unibanco Holding SA—ADR	33,446	314,392

		1,313,940

Food and Beverage Stores—0.03%
Cia Brasileira de Distribuicao—ADR	11,010	271,947

Management of Companies and Enterprises—0.01%
Azul SA—ADR(a)	2,095	62,368

Oil and Gas Extraction—0.03%
Surgutneftegas PJSC—ADR	41,869	256,657

Primary Metal Manufacturing—0.02%
Gerdau SA—ADR	32,768	132,710

Telecommunications—0.02%
Telefonica Brasil SA—ADR(c)	11,678	145,741

Transportation Equipment Manufacturing—0.05%
Volkswagen AG—ADR(a)	24,466	419,471

Utilities—0.04%
Cia Energetica de Minas Gerais—ADR	33,958	129,720
Cia Paranaense de Energia—ADR	18,106	174,179

		303,899

Total Preferred Stocks (Cost $2,823,774)		2,992,871

Exchange-Traded Funds—1.11%
iShares Edge MSCI Multifactor USA ETF	12,000	373,440
iShares MSCI EAFE ETF	44,417	2,854,681
iShares Russell 1000 ETF(c)	26,133	4,055,580
iShares Russell 2000 ETF	7,383	1,157,507
Vanguard FTSE Emerging Markets ETF	11,512	479,129

Total Exchange-Traded Funds (Cost $8,124,499)		8,920,337

Real Estate Investment Trusts—3.61%
AG Mortgage Investment Trust, Inc.(c)	19,795	351,955
American Tower Corp.(c)	1,088	191,651

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
Americold Realty Trust	7,666	$220,398
Annaly Capital Mangement, Inc.(c)	113,356	1,148,296
Apartment Investment & Management Co.	10,575	517,435
Apollo Commercial Real Estate Finance, Inc.(c)	33,924	616,060
Arbor Realty Trust, Inc.(c)	35,717	462,178
Ares Commercial Real Estate Corp.	33,645	513,423
Blackstone Mortgage Trust, Inc.(c)	12,219	421,311
Braemar Hotels & Resorts, Inc.	7,792	101,452
Brixmor Property Group, Inc.	38,686	675,458
CareTrust REIT, Inc.	11,189	249,962
Chatham Lodging Trust(c)	20,642	412,427
Cherry Hill Mortgage Investment Corp.(c)	15,532	287,963
Chesapeake Lodging Trust(c)	19,748	594,810
Chimera Investment Corp.(c)	56,331	1,041,559
CorEnergy Infrastructure Trust, Inc.(c)	2,971	108,323
Crown Castle International Corp.(c)	1,770	210,188
CubeSmart(c)	7,866	241,014
Cyrela Brazil Realty SA Empreendimentos e Participacoes—ADR	3,386	15,576
DiamondRock Hospitality Co.(c)	33,802	361,343
Dynex Capital, Inc.(c)	72,880	444,568
Extra Space Storage, Inc.(c)	2,258	216,633
Gafisa SA—ADR	6,363	33,594
GEO Group, Inc.	12,356	280,728
Global Medical REIT, Inc.	4,987	51,366
Global Net Lease, Inc.	21,620	385,701
Granite Point Mortgage Trust, Inc.(c)	13,789	262,267
HCP, Inc.	19,511	600,353
Host Hotels & Resorts, Inc.(c)	27,482	538,922
InfraREIT, Inc.	10,694	228,317
Innovative Industrial Properties, Inc.(c)	1,032	81,517
Invesco Mortgage Capital, Inc.	27,966	445,219
Jernigan Capital, Inc.	8,191	175,697
Kimco Realty Corp.(c)	36,717	645,852
KKR Real Estate Finance Trust, Inc.	13,879	282,715
Ladder Capital Corp.	24,384	447,446
Lexington Realty Trust	62,177	577,624
Liberty Property Trust	9,580	453,421
Life Storage, Inc.	2,759	269,278
LTC Properties, Inc.	7,831	347,853
Medical Properties Trust, Inc.(c)	41,690	760,010
National Retail Properties, Inc.(c)	15,751	820,628
New Residential Investment Corp.	48,530	802,687
New York Mortgage Trust, Inc.(c)	53,555	321,330
Omega Healthcare Investors, Inc.	15,806	567,435
Park Hotels & Resorts, Inc.(c)	18,646	582,501
PennyMac Mortgage Investment Trust	27,931	569,234
Ready Capital Corp.	3,002	48,422
Realty Income Corp.(c)	8,826	610,406
Retail Properties of America, Inc.	34,731	432,748
Ryman Hospitality Properties, Inc.	6,153	498,331
Sabra Health Care REIT, Inc.(c)	18,029	326,685
Simon Property Group, Inc.(c)	5,399	978,083
SL Green Realty Corp.	4,697	426,112
Spirit Realty Capital, Inc.	12,551	484,971

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2019 (Unaudited) (Continued)

	Shares	Value
STORE Capital Corp.(c)	16,747	$543,775
Sunstone Hotel Investors, Inc.(c)	32,762	493,068
TPG RE Finance Trust, Inc.(c)	14,389	288,068
Two Harbors Investment Corp.(c)	69,790	967,988
Uniti Group, Inc.(c)	21,791	210,065
Ventas, Inc.	9,872	619,468
VEREIT, Inc.(c)	79,231	631,471
Washington Prime Group, Inc.(c)	26,943	155,731
Welltower, Inc.	5,307	394,363
Western Asset Mortgage Capital Corp.	42,931	430,598
Weyerhaeuser Co.	23,525	585,537
Xenia Hotels & Resorts, Inc.	2,910	56,832

Total Real Estate Investment Trusts (Cost $28,867,376)		29,118,400

Investments Purchased With Collateral From Securities Lending—22.27%
Money Market Fund—22.27%
Mount Vernon Liquid Assets Portfolio, LLC, 2.580%(d)	179,755,704	179,755,704

Total Investments Purchased With Collateral From Securities Lending (Cost $179,755,704)		179,755,704

Short-Term Investments—0.86%
First American Government Obligations Fund, Class X, 2.320%(d)	6,968,840	6,968,840

Total Short-Term Investments (Cost $6,968,840)		6,968,840

Total Investments (Cost $946,435,365)—122.57%		989,195,668
Liabilities in Excess of Other Assets—(22.57)%		(182,152,758)

Total Net Assets—100.00%		$807,042,910

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of February 28, 2019. Total value of securities out on loan is $174,972,315.
(d)	The rate shown represents the 7-day yield at February 28, 2019.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)(2)	$430,619,277	$989,195,668
Cash	—	9,441
Foreign currencies(3)	3,353	—
Receivables:
Investments sold	5,315,362	76,902,480
Dividends and interest	2,386,018	1,325,059
Cash collateral held at broker for futures contracts	308,166	—
Fund shares sold	589,163	1,053,139
Securities lending	4,155	65,297
Due from broker for variation margin on futures contracts	12,750	—
Other Assets	17,763	31,583

Total Assets	439,256,007	1,068,582,667

Liabilities
Payables:
Investments purchased	20,909,816	80,441,764
Fund shares redeemed	338,251	596,594
Collateral on securities loaned	20,345,600	179,755,704
Affiliates	120,785	189,913
Adviser	157,627	351,997
Distributor	76,077	153,018
Due to broker for variation margin on futures contracts	24,735	—
Accrued expenses and other liabilities	40,337	50,767

Total Liabilities	42,013,228	261,539,757

Net Assets	$397,242,779	$807,042,910

Net assets consist of:
Paid-in capital	$403,632,162	$773,558,841
Total distributable earnings (losses)	(6,389,383)	33,484,069

Net assets	$397,242,779	$807,042,910

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	24,172,042	33,843,960
Net asset value and redemption price per share	$16.43	$23.85

(1) Cost of Investments	$432,091,367	$946,435,365

(2) Includes loaned securities with a value of	$19,914,208	$174,972,315

(3) Cost of foreign currencies	$3,355	—

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$6,651,868	$110,682
Securities lending	39,939	445,379
Dividend	149,207	6,923,208 (1)

	6,841,014	7,479,269

Expenses:
Investment management fees	1,563,712	2,072,618
Distribution fees	488,660	977,650
Transfer agent fees and expenses	130,338	177,983
Fund accounting fees	100,763	117,279
Fund administration fees	95,418	192,948
Custody fees	44,340	44,091
Federal and state registration fees	26,317	27,974
Audit and tax fees	19,729	17,557
Reports to shareholders	16,047	23,561
Legal fees	8,587	17,165
Chief Compliance Officer fees and expenses	8,507	6,369
Trustees’ fees and related expenses	4,018	4,018
Other expenses	5,226	8,379

Total expenses before waiver or recoupment	2,511,662	3,687,592
Less (waivers) or recoupment by Adviser (Note 4)	(556,907)	144,806

Net expenses	1,954,755	3,832,398

Net Investment Income	4,886,259	3,646,871

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(1,816,883)	(10,916,023)
Futures contracts	(161,229)	—
Foreign currency translations	(6,489)	—

	(1,984,601)	(10,916,023)

Net change in unrealized appreciation (depreciation) on:
Investments	4,168,088	(37,104,630)
Futures contracts	97,281	—
Foreign currency translations	430	—

	4,265,799	(37,104,630)

Net gain (loss) on investments and foreign currency	2,281,198	(48,020,653)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,167,457	$(44,373,782)

(1)	Net of $392,997 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations:
Net investment income	$4,886,259	$7,925,395
Net realized loss on investments, futures and foreign currency	(1,984,601)	(2,320,735)
Net change in unrealized appreciation (depreciation)	4,265,799	(10,331,097)

Net increase (decrease) in net assets resulting from operations	7,167,457	(4,726,437)

Dividends and distributions to shareholders:
Net dividends and distributions	(9,356,313)	(5,816,629	)(1)

Net decrease in net assets resulting from distributions paid	(9,356,313)	(5,816,629)

Fund share transactions:
Shares sold	41,906,005	130,261,118
Shares issued to holders in reinvestment of dividends	9,073,060	5,644,210
Shares redeemed	(49,636,045)	(59,699,377)

Net increase in net assets from share transactions	1,343,020	76,205,951

Net increase (decrease) in net assets	(845,836)	65,662,885

Net Assets:
Beginning of period	398,088,615	332,425,730

End of period	$397,242,779	$398,088,615	(2)

Change in shares outstanding:
Shares sold	2,563,158	7,837,493
Shares issued to holders in reinvestment of dividends	562,147	337,977
Shares redeemed	(3,038,508)	(3,593,054)

Net increase	86,797	4,582,416

(1)	Includes net investment income distributions of $5,777,783 and net realized gain distributions of $38,846.
(2)	Includes accumulated undistributed net investment income of $5,937,134.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations:
Net investment income	$3,646,871	$5,116,547
Net realized gain (loss) on investments and foreign currency	(10,916,023)	85,348,949
Net change in unrealized appreciation	(37,104,630)	(5,369,802)

Net increase (decrease) in net assets resulting from operations	(44,373,782)	85,095,694

Dividends and distributions to shareholders:
Net dividends and distributions	(82,906,390)	(39,476,628	)(1)

Net decrease in net assets resulting from distributions paid	(82,906,390)	(39,476,628)

Fund share transactions:
Shares sold	90,087,852	229,274,490
Shares issued to holders in reinvestment of dividends	79,212,511	37,754,852
Shares redeemed	(79,419,435)	(118,396,033)

Net increase in net assets from share transactions	89,880,928	148,633,309

Net increase (decrease) in net assets	(37,399,244)	194,252,375

Net Assets:
Beginning of period	844,442,154	650,189,779

End of period	$807,042,910	$844,442,154	(2)

Change in shares outstanding:
Shares sold	3,599,269	8,245,253
Shares issued to holders in reinvestment of dividends	3,674,050	1,383,469
Shares redeemed	(3,167,937)	(4,255,771)

Net increase	4,105,382	5,372,951

(1)	Includes net investment income distributions of $4,425,545 and net realized gain distributions of $35,051,083.
(2)	Includes accumulated undistributed net investment income of $4,755,442.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year/period	$16.53	$17.05	$17.32	$16.73	$17.12	$16.26

Income from investment operations:
Net investment income(1)	0.20	0.37	0.27	0.28	0.29	0.30
Net realized and unrealized gain (loss)	0.09	(0.61)	(0.14)	0.55	(0.36)	0.76

Total from investment operations	0.29	(0.24)	0.13	0.83	(0.07)	1.06

Less distributions paid:
Dividends from net investment income	(0.39)	(0.28)	(0.30)	(0.23)	(0.25)	(0.20)
Distributions from net realized gains	—	0.00 (4)	(0.10)	(0.01)	(0.07)	—

Total distributions paid	(0.39)	(0.28)	(0.40)	(0.24)	(0.32)	(0.20)

Net asset value, end of year/period	$16.43	$16.53	$17.05	$17.32	$16.73	$17.12

Total return(2)	1.81%	-1.42%	0.78%	5.06%	-0.42%	6.58%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$397,243	$398,089	$332,426	$274,686	$217,234	$162,935
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.28%	1.30%	1.34%	1.37%	1.39%	1.42%
Ratio of expenses to average net assets after waiver and reimbursements(3)(5)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(3)	2.22%	1.91%	1.29%	1.30%	1.31%	1.37%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	2.50%	2.21%	1.63%	1.67%	1.70%	1.79%
Portfolio turnover rate(2)	77.9%	160.1%	199.9%	100.4%	131.9%	245.1%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Round to less than 0.05 cent per share
(5)	Reflects expense cap of 0.75% (plus Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year/period	$28.40		$26.68		$23.45		$23.25	$25.36	$21.74

Income (loss) from investment operations:
Net investment income(1)	0.11		0.19		0.17		0.14	0.16	0.15
Net realized and unrealized gain (loss)	(1.90)		3.08		3.22		0.95	(1.23)	4.23

Total from investment operations	(1.79)		3.27		3.39		1.09	(1.07)	4.38

Less distributions paid:
Dividends from net investment income	(0.17)		(0.17)		(0.14)		(0.09)	(0.12)	(0.08)
Distributions from net realized gains	(2.59)		(1.38)		(0.02)		(0.80)	(0.92)	(0.68)

Total distributions paid	(2.76)		(1.55)		(0.16)		(0.89)	(1.04)	(0.76)

Net asset value, end of year/period	$23.85		$28.40		$26.68		$23.45	$23.25	$25.36

Total return(2)	-5.22%		12.50%		14.54%		4.87%	-4.41%	20.40%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$807,043		$844,442		$650,190		$489,239	$329,187	$249,622
Ratio of expenses to average net assets before waiver, expense reimbursements or recoupment(3)	0.94%		1.26%		1.41%		1.45%	1.45%	1.47%
Ratio of expenses to average net assets after waiver, expense reimbursements or recoupment(3)	0.98	%(4)	1.25	%(5)	1.36	%(6)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets before waiver, expense reimbursements or recoupment(3)	0.97%		0.67%		0.64%		0.57%	0.62%	0.56%
Ratio of net investment income to average net assets after waiver, expense reimbursements or recoupment(3)	0.93%		0.68%		0.69%		0.62%	0.67%	0.63%
Portfolio turnover rate(2)	65.1%		104.3%		139.4%		48.8%	66.7%	30.4%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Reflects expense cap of 0.73% (plus Rule 12b-1 fees of 0.25%).
(5)

Effective June 1, 2018 the expense limitation cap was reduced from 1.35% to 0.98%. This reflects the expense limitation cap of 1.10% from September 1, 2017 through May 31, 2018 (plus Rule 12b-1 fees of 0.25%) and 0.73% from June 1, 2018 through August 31, 2018 (plus Rule 12b-1 fees of 0.25%).

(6)	Effective November 1, 2016 the expense limitation cap was reduced from 1.40% to 1.35% (this includes Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2019 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal. The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and asked prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2019:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset Backed Securities	$—	$30,823,791	$—	$30,823,791
Corporate Bonds	—	77,331,870	—	77,331,870
Foreign Corporate Bonds	—	30,964,451	—	30,964,451
Foreign Government Agency Issues	—	2,005,559	—	2,005,559
Foreign Government Notes/Bonds	—	17,382,456	—	17,382,456
Non-Agency Mortgage Backed Securities	—	27,337,496	—	27,337,496
Agency Mortgage Backed Securities	—	107,587,805	—	107,587,805
Municipal Bonds	—	501,083	—	501,083
U.S. Government Agency Issues	—	396,166	—	396,166
U.S. Government Notes/Bonds	—	102,758,903	—	102,758,903

Total Fixed Income Securities	—	397,089,580	—	397,089,580

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,032,470	$—	$—	$8,032,470
Money Market Funds	25,497,227	—	—	25,497,227

Total Investments in Securities	$33,529,697	$397,089,580	$—	$430,619,277

Other Financial Instruments(1)
Futures	$7,818	$—	$—	$7,818

Total Other Financial Instruments	$7,818	$—	$—	$7,818

(1)	Other financial instruments are futures contracts reflected in the Schedule of Open Futures Contracts. The amounts reflect the net unrealized appreciation (depreciation) on the contracts held.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$753,280,795	$8,158,721	$—	$761,439,516
Preferred Stocks	2,992,871	—	—	2,992,871
Exchange-Traded Funds	8,920,337	—	—	8,920,337
Real Estate Investment Trusts	29,069,230	49,170	—	29,118,400

Total Equity	794,263,233	8,207,891	—	802,471,124
Money Market Funds	186,724,544	—	—	186,724,544

Total Investments in Securities	$980,987,777	$8,207,891	$—	$989,195,668

The Funds did not hold any Level 3 securities during the six months ended February 28, 2019.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, foreign securities will be priced in their local currencies as of the close of their primary exchange market or as of the valuation time or valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange (“NYSE”), generally at 4:00 P.M., Eastern time. The Adviser anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 28, 2019.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

Core Fixed Income Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts—Futures	Net Assets— Unrealized appreciation*	$26,529	Net Assets— Unrealized depreciation*	$18,711

Total		$26,529		$18,711

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current day’s variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2019:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$(161,229)	$(161,229)

Total	$(161,229)	$(161,229)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$97,281	$97,281

Total	$97,281	$97,281

The Funds are not subject to any Master Netting Agreements, therefore the Funds do not offset any assets or liabilities.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts, as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At February 28, 2019, the Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $308,166. The average monthly notional amount of futures contracts during the period was as follows:

Long Futures	$19,855,434
Short Futures	$8,758,284

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts may also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) the position provides cash and liquid assets with a value marked-to-market daily, sufficient to cover the counter-party’s potential obligations.

(d)	Forward Foreign Currency Contracts

The Core Fixed Income Fund might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund did not enter into any forward foreign currency contracts during the six months ended February 28, 2019.

(e)	Options

The Core Fixed Income Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

(f)	Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

(g)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(h)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(i)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j)	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(k)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(l)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2018	$5,812,230	$4,399
Year Ended August 31, 2017	5,192,595	1,135,510

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2018	$13,699,923	$25,776,705
Year Ended August 31, 2017	3,050,989	433,201

As of August 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$552,154,250	$874,117,663

Gross tax unrealized appreciation	$1,609,710	$107,513,632
Gross tax unrealized depreciation	(7,301,499)	(29,308,524)

Net tax unrealized appreciation (depreciation)	$(5,691,789)	$78,205,108

Undistributed ordinary income	$5,937,134	$17,222,154
Undistributed long-term capital gain	—	65,683,753

Total distributable earnings	$5,937,134	$82,905,907
Other accumulated loss	(4,445,872)	(346,774)

Total accumulated earnings	$(4,200,527)	$160,764,241

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2018, the Core Fixed Income Fund had short-term capital loss carryovers of $3,291,733 and had long-term capital loss carryovers of $1,154,139, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers from the year ended August 31, 2018.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2018, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$275,335	$878,076
Accumulated Net Realized Gain (Loss)	$(300,632)	$(878,076)
Paid In Capital	$25,297	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2018. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2018. At August 31, 2018, the fiscal years 2015 through 2018 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”), on behalf of the Funds, with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.53% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

The Adviser has contractually agreed to waive its management fees and/or reimburse a Fund’s other expenses at least through December 29, 2019 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 0.75% for the Core Fixed Income Fund and 0.73% for the Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Core Fixed Income Fund	Diversified Equity Fund
August 31, 2019	$503,668	$75,028
August 31, 2020	$967,003	$302,297
August 31, 2021	$1,083,011	$64,044
February 28, 2022	$556,907	$—

Sub-advisory services are provided to the Core Fixed Income Fund, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Investment Advisers LLC

Schroder Investment Management North America Inc.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of each Fund’s average daily net assets. During the six months ended February 28, 2019, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$488,660
Diversified Equity Fund	$977,650

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 28, 2019, and owed as of February 28, 2019 are as follows:

	Incurred	Owed
Core Fixed Income Fund	$95,418	$28,709
Diversified Equity Fund	$192,948	$65,779

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees incurred for the six months ended February 28, 2019, and owed as of February 28, 2019 are as follows:

Fund Accounting	Incurred	Owed
Core Fixed Income Fund	$100,763	$32,264
Diversified Equity Fund	$117,279	$41,725

Transfer Agency	Incurred	Owed
Core Fixed Income Fund	$130,338	$43,593
Diversified Equity Fund	$177,983	$57,291

Custody	Incurred	Owed
Core Fixed Income Fund	$44,340	$13,379
Diversified Equity Fund	$44,091	$23,074

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2019, and owed as of February 28, 2019 is as follows:

	Incurred	Owed
Core Fixed Income Fund	$8,507	$2,840
Diversified Equity Fund	$6,369	$2,044

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2019 are summarized below.

	Core Fixed Income Fund	Diversified Equity Fund
Purchases:
U.S. Government	$252,962,059	$—
Other	57,343,384	534,697,902

Total Purchases	$310,305,443	$534,697,902
Sales
U.S. Government	$251,248,125	$—
Other	61,730,462	512,655,104

Total Sales	$312,978,587	$512,655,104

(8)	Line of Credit

At February 28, 2019, the Core Fixed Income Fund and Diversified Equity Fund had secured lines of credit in the lessor amount of $20,000,000 and $35,000,000, respectively, or 33.33% of the fair value of unencumbered assets of each Fund, as defined, which both mature August 9, 2019. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate of 5.00% from September 1, 2018 through September 26, 2018, 5.25% from September 27, 2018 through December 19, 2018, and 5.50% thereafter. The following table provides information regarding usage of the line of credit for the six months ended February 28, 2019 for the Funds. The Funds did not have an outstanding balance on either line of credit as of February 28, 2019.

	Days Utilitized	Average Amount of Borrowing	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Core Fixed Income Fund	5	$150,800	$115	$227,000	12/24/2018
Diversified Equity Fund	2	$139,000	$42	$210,000	2/7/2019

*	Interest expense is reported within Other Expenses on the Statements of Operations

(9)	Securities Lending

Pursuant to the terms of a securities lending agreement with the Funds’ custodian, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of February 28, 2019, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
Core Fixed Income Fund	$19,914,208	$20,345,600	5.01%
Diversified Equity Fund	$174,972,315	$179,755,704	21.68%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Schedule of Investments for each Fund includes the particular cash collateral holding as of February 28, 2019. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2019 (Unaudited)

(10)	Regulatory Updates

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the six months ended February 28, 2019.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information

(Unaudited)

Tax Information

For the fiscal year ended August 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	93.05%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2018 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	54.19%

For the fiscal year ended August 31, 2018, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	0.59%
Diversified Equity Fund	67.70%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	28	Professor, Department of Accounting, Marquette University (2004-present); Chair, Department of Accounting, Marquette University (2004-2017).	Independent Trustee, USA MUTUALS (an open-end investment company with three portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	28	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with three portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1943	Trustee	Indefinite Term; Since October 23, 2009	28	Retired (2011-present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011).	Independent Trustee, Gottex Trust (an open-end investment company) (2010-2016); Independent Manager, Ramius IDF fund complex (two closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies) (2010-2015).

Interested Trustee and Officers

Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	28	President (2017-present), Chief Operating Officer (2016-present), Executive Vice President (1994-2017), U.S. Bancorp Fund Services, LLC.	Trustee, USA MUTUALS (an open-end investment company) (2001-2018); Trustee, Buffalo Funds (an open-end investment company) (2003-2017).

John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Assistant CCO and Senior Legal Counsel (January 2016-April 2016), Senior Legal and Compliance Counsel (2013-2015), Heartland Advisors, Inc.	N/A

Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Secretary	Indefinite Term; Since May 29, 2015	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2012-present).	N/A

Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A

Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A

Laura Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, which serves as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	4/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	4/30/19

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date	4/30/19

*	Print the name and title of each signing officer under his or her signature.

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